                                     [LOGO] WB



                                       CLASS N PROSPECTUS
                                       -----------------------------------------
                                       MAY 1, 2004, as Supplemented July 9, 2004




                                           [LOGO] WILLIAM BLAIR FUNDS

                                      May 1, 2004, as Supplemented July 9, 2004

                              William Blair Funds

                                ---------------

                           CLASS N SHARES PROSPECTUS

                                  Growth Fund
                            Tax-Managed Growth Fund
                             Large Cap Growth Fund
                             Small Cap Growth Fund
                           Small-Mid Cap Growth Fund
                           International Growth Fund
                           International Equity Fund
                             Value Discovery Fund
                                  Income Fund
                              Ready Reserves Fund

                                ---------------

    This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N Shares of each Fund.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              William Blair Funds
                             222 West Adams Street
                            Chicago, Illinois 60606

TABLE OF CONTENTS

         Summary..................................................  1

            Growth Fund...........................................  1

            Tax-Managed Growth Fund...............................  3

            Large Cap Growth Fund.................................  6

            Small Cap Growth Fund.................................  9

            Small-Mid Cap Growth Fund............................. 12

            International Growth Fund............................. 15

            International Equity Fund............................. 18

            Value Discovery Fund.................................. 21

            Income Fund........................................... 24

            Ready Reserves Fund................................... 26

         Investment Objectives and Principal Investment Strategies 28

            Growth Fund........................................... 29

            Tax-Managed Growth Fund............................... 31

            Large Cap Growth Fund................................. 33

            Small Cap Growth Fund................................. 35

            Small-Mid Cap Growth Fund............................. 37

            International Growth Fund............................. 39

            International Equity Fund............................. 41

            Value Discovery Fund.................................. 43

            Income Fund........................................... 45

            Ready Reserves Fund................................... 47

         Investment Risks......................................... 48

         Management of the Funds.................................. 52

         Your Account............................................. 54

            Class N Shares........................................ 54

            How to Buy Shares..................................... 54

            How to Sell Shares.................................... 56

            How To Exchange Shares................................ 58

            Dividends and Distributions........................... 59

            Taxes................................................. 60

         Shareholder Services and Account Policies................ 62

         Determination of Net Asset Value......................... 64

         Investment Glossary...................................... 65

         Financial Highlights..................................... 70

         For More Information..................................... 79

         Privacy Policy........................................... 80

WILLIAM BLAIR GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than the securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

         Class N Shares
1994     6.45
1995    29.07
1996    17.99
1997    20.07
1998    27.15
1999    19.98
2000    (7.47)
2001   (13.53)
2002   (25.85)
2003    23.70

                     Highest Quarterly     Lowest Quarterly
                          Return                Return
                     ----------------- -   ----------------
                       23.69% (4Q98)       (19.07)% (3Q02)

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        1 Year 5 Years 10 Years
                                                        ------ ------- --------
Growth Fund
   Return Before Taxes................................. 23.70% (2.51)%   8.11%
   Return After Taxes on Distributions................. 23.70% (4.09)%   6.46%
   Return After Taxes on Distributions and Sale of
     Fund Shares....................................... 15.40% (2.26)%   6.69%
Russell 3000(R) Growth Index (reflects no deduction for
  fees, expenses or taxes)*............................ 30.97% (4.69)%   8.81%
S&P 500 (reflects no deduction for fees, expenses
  or taxes)**.......................................... 28.68% (0.57)%  11.07%

----------
* The Russell 3000(R) Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
** The Standard & Poor's 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee..........................  .75%
                 Distribution (Rule 12b-1) Fee...........  .25%
                 Other Expenses..........................  .19%
                                                          -----
                    Total Annual Fund Operating Expenses. 1.19%

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $121   $378    $654    $1,443

WILLIAM BLAIR TAX-MANAGED GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

The Advisor seeks high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

   .   investing primarily in lower-yielding growth stocks;

   .   employing a long-term, low turnover approach to investing;

   .   attempting to avoid net realized short-term gains;

   .   when appropriate, selling stocks trading below cost to realize losses;

   . in selling appreciated stocks, selecting the most tax-favored share lots; and

   . selectively using tax-advantaged hedging techniques, such as derivative transactions, as an alternative to taxable sales.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

The Fund may engage in derivative transactions to protect against price declines or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because of the Fund's tax-managed strategy, the investments that the Fund's portfolio managers may choose from may be more limited than those of a fund that does not have a tax-managed strategy. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

       Performance History


Class N Shares
2000  -0.98
2001 -10.02
2002 -24.37
2003  22.59

                      Highest Quarterly   Lowest Quarterly
                           Return              Return
                      -----------------   ----------------
                        18.10% (4Q01)..   (16.34)% (3Q01).


Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            1 Year Life of Fund***
                                            ------ ---------------
             Tax-Managed Growth Fund
                Return Before Taxes........ 22.59%     (4.22)%
                Return After Taxes on
                  Distributions............ 22.59%     (4.22)%
                Return After Taxes on
                  Distributions and Sale
                  of Fund Shares........... 14.69%     (3.55)%
             Russell 3000(R) Growth Index
               (reflects no deduction for
               fees, expenses or taxes)*... 30.97%    (12.23)%
             S&P 500 (reflects no
               deduction for fees,
               expenses or taxes)**........ 28.68%     (5.12)%

----------
* The Russell 3000(R) Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
** The Standard and Poor's 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.
***The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee...........................................  .80%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses........................................... 1.21%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.26%/(1)/
         Advisor's Expense Waiver..............................  .72%
                                                                -----
             Net Expenses (with waiver)........................ 1.54%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.54% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $157   $637   $1,144   $2,539

WILLIAM BLAIR LARGE CAP GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund's investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. All securities are subject to market, economic and business risks that may cause their share prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Instead, for example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Cap Growth Fund may decline. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of medium-sized companies are more volatile and more speculative than the securities of large companies. In addition, medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

      Performance History

Class N Shares

2000   -16.67
2001   -20.47
2002   -28.57
2003    23.54

                     Highest Quarterly     Lowest Quarterly
                          Return                Return
                     ----------------- -   ----------------
                       16.06% (4Q01)..     (20.12)% (1Q01)

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market benchmark. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                              1 Year Life of Fund**
                                                              ------ --------------
Large Cap Growth Fund
   Return Before Taxes....................................... 23.54%    (12.21)%
   Return After Taxes on Distributions....................... 23.54%    (12.21)%
   Return After Taxes on Distributions and Sale of Fund
     Shares.................................................. 15.30%    (10.03)%
Russell 1000(R) Growth Index (reflects no deduction for fees,
  expenses or taxes)*........................................ 29.75%    (12.68)%

--------
* The Russell 1000(R) Growth Index is an unmanaged index of large-capitalization companies with above average price-to-book ratios and forecasted growth rates.
** The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee...........................................  .80%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses........................................... 1.34%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.39%/(1)/
         Advisor's Expense Waiver.............................. 1.05%
                                                                -----
             Net Expenses (with waiver)........................ 1.34%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.34% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above, The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $136   $645   $1,180   $2,646

WILLIAM BLAIR SMALL CAP GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
The Small Cap Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder as of December 31, 2003;

    -- An investor who entered into a letter of intent with the Fund or the Distributor prior to December 31, 2003;

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund may resume sales of shares to new investors at some future date or amend the above restrictions, but it has no present intention to do so.
INVESTMENT OBJECTIVE: The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $2 billion or less at the time of the Fund's purchase. The Fund also invests in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund's purchase). To a limited extent (i.e. with respect to the remaining 20% of its net assets), the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $2 billion. The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

New companies in which the Fund invests may be undercapitalized and may have inexperienced management. When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund's effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

          Performance Chart

Class N Shares
2000    33.68
2001    25.99
2002   -17.25
2003    61.88

                       Highest Quarterly Lowest Quarterly
                            Return            Return
                       ----------------- ----------------
                         49.66% (1Q00)   (21.37)% (3Q02)


Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2002, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                              1 Year Life of Fund***
                                                              ------ ---------------
Small Cap Growth Fund
   Return Before Taxes....................................... 61.88%      23.05%
   Return After Taxes on Distributions....................... 61.37%      22.54%
   Return After Taxes on Distributions and Sale of Fund
     Shares.................................................. 40.65%      20.02%
Russell 2000(R) Index (reflects no deduction for fees,
  expenses or taxes)*........................................ 47.25%       4.94%
Russell 2000(R) Growth Index (reflects no deduction for fees,
  expenses or taxes)**....................................... 48.54%     (6.38)%

----------
* The Russell 2000(R) Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000(R) Index.
** The Russell 2000(R) Growth Index is an unmanaged composite of small capitalization companies with above average price-to-book ratios and forecasted growth rates.
***The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses...........................................  .17%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.52%/(1)/

----------
(1)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.53% of average daily assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $156   $481    $830    $1,813

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. The companies in which the Fund invests may include micro-cap and new companies (companies with limited operating history). To a limited extent (i.e. with respect to the remaining 20% of its net assets), the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's small-mid cap growth composite (the "Composite"), which consists of all separate accounts of the Advisor that are managed by the portfolio manager of the Fund and that have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculation. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed below in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

     Average Annual Total Return (for the periods ended December 31, 2003)

                                       1 Year 3 Years 5 Years Inception*
                                       ------ ------- ------- ----------
        Composite
           Net of Fees................ 32.93%   4.35%  5.27%    6.03%
           Gross of Fees.............. 34.24%   5.39%  6.32%    7.09%
        Russell 2500(R) Growth Index** 46.31% (2.56)%  3.83%    3.01%

----------
*  The Composite's inception was July 1, 1998.
** The Russell 2500(R) Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those Russell 2500(R) companies with above average price-to-book ratios and forecasted growth rates.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.00%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses/(1)/...................................... 1.29%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.54%/(2)/
         Expense Waiver........................................ 1.00%
                                                                -----
             Net Expenses (with waiver)........................ 1.54%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December 29, 2003.

(2)The Advisor has entered into a contractual agreement with the Fund to cap the Fund's operating expenses at 1.54% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the applicable operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years
                                 ------ -------

                                  $157   $695

WILLIAM BLAIR INTERNATIONAL GROWTH FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
The International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder;

    -- An investor who has previously entered into a letter of intent with the Fund or the Distributor;

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of June 30, 2004;

    -- A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of June 30, 2004 may be allowed to purchase shares for new and existing clients; or

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

These restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgement, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exceptions, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and
(iii) close and re-open the Fund to new or existing shareholders at any time. INVESTMENT OBJECTIVE: The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S.

equity securities due to the higher custodial fees and higher broker commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

         Class N Shares

1994     -0.04
1995      7.22
1996     10.20
1997      8.39
1998     11.46
1999     96.25
2000     -8.10
2001    -13.66
2002    -15.18
2003     42.21

                     Highest Quarterly     Lowest Quarterly
                          Return                Return
                     ----------------- -   ----------------
                       42.89% (4Q99)..     (19.13)% (3Q02)


Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market benchmark. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                      1 Year 5 Years 10 Years
                                                      ------ ------- --------
  International Growth Fund
     Return Before Taxes............................. 42.21% 13.44%   10.36%
     Return After Taxes on Distributions............. 42.15% 11.27%    8.51%
     Return After Taxes on Distributions and Sale of
       Fund Shares................................... 27.43% 10.79%    8.17%
  MSCI AC WLDF EX U.S. (reflects no deduction for
    fees, expenses or taxes)*........................ 41.41%  1.55%    4.66%

----------
* The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... 1.00%
                 Distribution (Rule 12b-1) Fee...........  .25%
                 Other Expenses..........................  .25%
                                                          -----
                    Total Annual Fund Operating Expenses. 1.50%

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $153   $474    $818    $1,791

WILLIAM BLAIR INTERNATIONAL EQUITY FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the

Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                    Total Return
                                      ----------------------------------------
                                      Second   Third  Fourth   First     One
                                      Quarter Quarter Quarter Quarter   Year
                                       2003    2003    2003    2004   (3/31/04)
                                      ------- ------- ------- ------- ---------
Composite
   Net of Fees.......................  18.23%  10.69%  13.85%  4.29%    55.39%
   Gross of Fees.....................  18.48%  10.93%  14.10%  4.52%    56.74%
MSCI All Country World Ex-U.S. Index*  19.87%   8.68%  17.11%  4.83%    59.91%

----------
* The Morgan Stanley Capital International All Country World Ex.-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. The MSCI All Country World Ex.-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex.-U.S. Index.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fee............................  .25%
      Other Expenses/(1)/...................................... 0.56%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.91%/(2)/
         Expense Waiver........................................ 0.41%
                                                                -----
             Net Expenses (with waiver)........................ 1.50%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(2)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.50% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $153   $560

WILLIAM BLAIR VALUE DISCOVERY FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
The Value Discovery Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder;

    -- An investor who has previously entered into a letter of intent with the Fund or the Distributor;

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option;

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund may resume sales of shares to new investors at some future date, or amend the above restrictions but it has no present intention to do so.

INVESTMENT OBJECTIVE: The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments) of small companies that the Advisor believes offer a long-term investment value. From time to time, the Fund may invest in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund's purchase). In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company's current market value reflects a material discount from the Advisor's estimate of the company's value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure, and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund's investments will not meet all of the criteria.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of smaller companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund's share price to be more volatile. In addition, small companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

        Class N Shares
1997     33.46
1998      0.66
1999      6.10
2000     18.85
2001     17.39
2002    -10.70
2003     39.31

                     Highest Quarterly     Lowest Quarterly
                          Return                Return
                     ----------------- -   ----------------
                       26.58% (3Q97)..     (21.71)% (3Q02)

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                   1 Year 5 Years Life of Fund***
                                                   ------ ------- ---------------
Value Discovery Fund
   Return Before Taxes............................ 39.31% 12.99%      13.76%
   Return After Taxes on Distributions............ 39.31% 12.69%      13.32%
   Return After Taxes on Distributions and
     Sale of Fund Shares.......................... 25.55% 11.23%      11.95%
Russell 2000(R) Index (reflects no deduction for
  fees, expenses or taxes)*....................... 47.25%  7.13%       8.01%
Russell 2000(R) Value Index (reflects no deduction
  for fees, expenses or taxes)**.................. 46.03% 12.28%      12.16%

----------
* The Russell 2000(R) Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000 Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.
** The Russell 2000(R) Value Index is an unmanaged composite of small capitalization companies with below average price-to-book ratios and forecasted growth rates.
***The Fund's inception was on December 23, 1996.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets.

              Management Fee.......................... 1.15%
              Distribution (Rule 12b-1) Fee...........  .25%
              Other Expenses..........................  .18%
                                                       -----
                 Total Annual Fund Operating Expenses. 1.58%/(1)/
                 Expense Waiver.......................  .24%
                                                       -----
                 Net Expenses (with waiver)........... 1.34%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.34% of average daily assets until April 30, 2005; the Advisor may continue to waive fees thereafter.

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $136   $475    $838    $1,858

WILLIAM BLAIR INCOME FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund's investments are subject to certain maturity and duration restrictions, by which the Fund seeks to approximate the total returns of an intermediate-term debt index while also providing investors with the additional security of shorter-term obligations. The Advisor continually considers the Fund's exposure to interest rate risk.

MAIN RISKS OF INVESTING: The primary risk of investing in the Fund is interest rate risk. The value of income producing securities will generally decrease when interest rates rise which means the Fund's net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund's investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund is also subject to credit risk. The Fund's net asset value and total return may be adversely affected by the inability of the issuers of the Fund's securities to make payment at maturity. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

                                    [CHART]

        Class N Shares
1994   -0.74
1995   14.37
1996    3.07
1997    8.03
1998    7.07
1999    0.34
2000    9.99
2001    7.18
2002    7.91
2003    3.68

                       Highest Quarterly Lowest Quarterly
                            Return            Return
                       ----------------- ----------------
                         4.49% (2Q95)...  (1.10)% (2Q94)

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market index. The table also shows returns on a before tax and after tax basis. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        1 Year 5 Years 10 Years
                                                        ------ ------- --------
 Income Fund
    Return Before Taxes................................ 3.68%   5.76%   6.00%
    Return After Taxes on Distributions................ 1.73%   3.47%   3.56%
    Return After Taxes on Distributions and Sale
      of Fund Shares................................... 2.37%   3.48%   3.57%
 Lehman Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, expenses or taxes)* 4.31%   6.65%   6.63%

----------
* The Lehman Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... .49%
                 Distribution (Rule 12b-1) Fee........... .15%
                 Other Expenses.......................... .13%
                                                          ----
                    Total Annual Fund Operating Expenses. .77%

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $79    $246    $428     $954

WILLIAM BLAIR READY RESERVES FUND
                                                                        SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high-quality, which means that they are rated in the top 2 categories. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund may concentrate its assets in the banking industry, the Fund's performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how it will perform in the future.

                                    [CHART]

        Class N Shares

1994    3.67
1995    5.45
1996    4.81
1997    5.04
1998    4.98
1999    4.63
2000    5.91
2001    3.66
2002    1.28
2003    0.66

                     Highest Quarterly     Lowest Quarterly
                          Return                Return
                     ----------------- -   ----------------
                       1.52% (3Q00)...       0.28% (4Q02)


Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market index.

                                           1 Year 5 Years 10 Years
                                           ------ ------- --------
             Ready Reserves Fund.......... 0.66%   3.21%   3.99%
             AAA Rated Money Market Funds* 0.49%   3.12%   4.01%

----------
* The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by IBC Financial Data.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... .24%
                 Service Fee............................. .35%
                 Other Expenses.......................... .07%
                                                          ----
                    Total Annual Fund Operating Expenses. .66%

----------
Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year 3 Years 5 Years 10 Years
                        -----  ------- ------- --------
                         $67    $211    $368     $822

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund are intended for long-term investors. In addition, the International Growth Fund and the International Equity Fund are intended for investors who can accept the risks entailed in investing in foreign securities. The Small Cap Growth Fund, Small-Mid Cap Growth Fund and the Value Discovery Fund are intended for investors who can accept the higher risks entailed in investing in small cap companies. Of course, there can be no assurance that a Fund will achieve its objective.

WILLIAM BLAIR GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in mature industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in related equity securities such as preferred stocks, convertible securities and warrants which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is managed by John F. Jostrand.

John Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department's Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen's National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the Association for Investment Management and Research and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

WILLIAM BLAIR TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

The Advisor attempts to achieve high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

   .   investing primarily in lower-yielding stocks;

   .   employing a long-term, low turnover approach to investing;

   .   attempting to avoid net realized short-term gains;

   .   when appropriate, selling stocks trading below cost to realize losses;

   . in selling appreciated stocks, selecting the most tax-favored share lots; and

   . selectively using tax-advantage hedging techniques, such as derivative transactions, as an alternative to taxable sales.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The use of derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers.

The Advisor will invest in companies that it believes are well-managed considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may also invest in illiquid securities, warrants, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Tax-Managed Growth Fund is co-managed by Mark A. Fuller III and Gregory J. Pusinelli.

Mark A. Fuller III, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. He has been with the firm since 1983. He began his career in Institutional Sales, delivering research and investment ideas to large investment advisors and developing long-standing relationships with the firm's research analysts. After moving to the Investment Management Department in 1990, Mark has been portfolio manager for numerous accounts including the Small Cap Growth Team, co-manager of the William Blair Small Cap Growth Fund from its inception in 1999 through 2001, co-manager of the William Blair Growth Fund from 1994 to 2001, is a co-manager of the William Blair Tax-Managed Growth Fund, and is a member of the Tax-Efficient Growth Team. Prior to joining William Blair & Company, Mark was with the IBM Corporation in technology sales. Mark is a member of the Board of Trustees at the Golden Apple Foundation, a member of the Kellogg Alumni Advisory Board, President of the Castle Park Association and a former trustee of the Kenilworth Union Church. Education:
B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Greg Pusinelli, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1995 as a portfolio manager. In 1996, he became the leader of the Taxable Team. Previously, he was with Stein Roe & Farnham Incorporated for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Counsel Division's Core Portfolio. From 1983 to 1986, he was with the First National Bank of Chicago, where he became a Vice President. Prior to that he was with Harris Trust and Savings Bank from 1980 to 1982. He is a past Chairman of the Board of Trustees of Providence-St. Mel School. Education: B.S., Indiana University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund's investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in equity related securities such as preferred stocks, convertible securities and warrants, which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by Rocky Barber, John F. Jostrand and Norbert W. Truderung.

Rocky Barber, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2001. He joined William Blair in 1986. He formerly co-managed the Growth Fund and is a member of the Investment Management Department's Large Cap Growth Team. Previously, he was an equity manager with Alliance Capital Management for nine years and president of the Alliance Capital Bond Fund, a group of fixed-income mutual funds. He is a member of the Investment Analysts Society. Education: B.A., M.S. and M.B.A., Stanford University; and CFA.

John Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department's Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen's National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the Association for Investment Management and Research and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

Norbert Truderung, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2002. He joined William Blair in 1986. He is a member of the Institutional Growth Team and a co-manager in the Growth (All-Cap) Portfolio Team. In the past, Norbert has served as assistant manager of the Investment Management Department and group manager of the firm's institutional business. Before joining William Blair, Norbert spent eight years at The Northern Trust Company as an analyst and portfolio manager after starting his career as an investment analyst at National City Bank in Cleveland. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Baldwin-Wallace College.

WILLIAM BLAIR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $2 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $2 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Industry growth. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements enable the Fund to invest in companies during early phases of their development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is co-managed by Michael P. Balkin and Karl W. Brewer.

Michael Balkin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He has been with the firm since 1990 and is now a member of the Investment Management Department's Small Cap Team. He began his career with the firm in Institutional Sales, where he specialized in working with small- to mid-capitalization growth companies. Education: B.A., Northwestern University.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Industry growth. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

   Strong management. The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings ("IPOs"). When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment

Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C.
Lanphier.

Karl W. Brewer, a principal of William Blair & Company, L.L.C. since January 2002, has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department's Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C. since 1976, has co-managed the Fund since its inception in 2003. He has been with the firm since July 1968 when he started as an Associate in Corporate Finance. From December 1970 until March 1981 he was a research analyst having been made a principal in October 1976. He left the firm to purse other interests in March 1981 returning as a research analyst in February 1983 and principal in April 1983. He served as Director of Research and member of the firm's Executive Committee from October 1987 until December 1997. Since January 1998 he has been a portfolio manager. He is a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C. since January 1993, has co-managed the Fund since its inception in 2003. He began in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10 to 20% of the Fund's assets in emerging markets, although that allocation will vary over time. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed-delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

WILLIAM BLAIR INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex.-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

WILLIAM BLAIR VALUE DISCOVERY FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of the equity securities of small companies. The Advisor currently defines small companies as those with market capitalizations of $2 billion or less at the time of the Fund's investment.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

   Material Price/Value Disparity--whether the company's current market value reflects a material discount from the Advisor's estimate of the company's intrinsic value.

   Probable Expansion in Profitability--whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

   Skilled and Committed Management--whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

   Strong Capital Structure--whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

   Positive Catalyst--the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund's investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements and when-issued and delayed delivery securities which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants and futures, which are described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is co-managed by David S. Mitchell and Capucine E.
Price.

David Mitchell, a principal of William Blair & Company, L.L.C., has been co-manager of the Value Discovery Fund since its inception. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD's Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of

Whirlwind, which partners with teachers to improve urban children's language arts and learning skills through the arts. Education: BA, Knox College; M.M., Northwestern University Kellogg Graduate School of Management and CFA.

Capucine "Cappy" Price, a principal of William Blair & Company, L.L.C., has been co-manager of the Value Discovery Fund since its inception. From 1993 to 1996 she was a Partner in the Private Markets and U.S. Equity groups of Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team. She was also a member of the Private Markets Committee. Previously, she was an equity analyst for the First National Bank of Chicago. While attending Northwestern University she was a participant in First Chicago's First Scholar program. Education: B.A., University of Michigan; M.A., University of Chicago; M.M., Northwestern University.

WILLIAM BLAIR INCOME FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund's assets will be invested in the following:

   U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of "A-" or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations ("Rating Organizations"): Fitch Ratings, Moody's Investors Service, Inc. and Standard & Poor's Corporation;

   Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

   Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer's obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated A- or better, or an equivalent rating, by one of the Rating Organizations; and

   Commercial Paper obligations rated within the highest grade by one of the three Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument's stated final maturity. For example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor's investment philosophy emphasizes shifts in the Fund's portfolio among various sectors of the debt market, subject to the Fund's credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund's portfolio and the Advisor's perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund's total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least "A-" quality and provided that the comparable debt of the issuer has a rating of at least "A-" or its equivalent by one of the three Ratings Organizations; and (2) debt securities which are rated "BBB-" (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated "BBB-" and, in the event that a security held by the Fund is downgraded below "BBB-" (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated "BBB" may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund's policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. He joined the firm's Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank's investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Chris Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since August, 2002. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company's benefit plans. He has been affiliated with the Uhlich Children's Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

WILLIAM BLAIR READY RESERVES FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more that 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, which are more fully described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. He joined the firm's Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank's investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Chris Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since February, 2003. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company's benefit plans. He has been affiliated with the Uhlich Children's Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

                               INVESTMENT RISKS
--------------------------------------------------------------------------------
The following table summarizes the types of principal risks described below that each Fund may experience.

                                                                                                                      Temporary
                            Smaller        New                     Foreign      Emerging    Operating                 Defensive
                            Stocks      Companies    Liquidity   Investments    Markets     Expenses      Turnover    Position
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Growth Fund.............. (check mark)                           (check mark)                                        (check mark)
Tax-Managed Growth Fund.. (check mark)                           (check mark)                                        (check mark)
Large Cap Growth Fund....                                        (check mark)                                        (check mark)
Small Cap Growth Fund.... (check mark) (check mark) (check mark) (check mark)                           (check mark) (check mark)
Small-Mid Cap Growth Fund (check mark) (check mark) (check mark) (check mark)                                        (check mark)
International Growth Fund (check mark)                           (check mark) (check mark) (check mark)              (check mark)
International Equity Fund (check mark)                           (check mark) (check mark) (check mark)              (check mark)
Value Discovery Fund..... (check mark)                           (check mark)                                        (check mark)
Income Fund..............                           (check mark)                                                     (check mark)
Ready Reserves Fund......

                            Interest
                              Rate        Credit       Income
                          ------------ ------------ ------------
Growth Fund..............
Tax-Managed Growth Fund..
Large Cap Growth Fund....
Small Cap Growth Fund....
Small-Mid Cap Growth Fund
International Growth Fund
International Equity Fund
Value Discovery Fund.....
Income Fund.............. (check mark) (check mark) (check mark)
Ready Reserves Fund......              (check mark) (check mark)

Equity Funds

General. Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Growth Fund, the Tax-Managed Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and the Value Discovery Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Advisor currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Small Cap Growth Fund and the Small-Mid Cap Growth Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. Each Fund may buy securities of new companies through initial public offerings ("IPOs") or private placements. The IPOs are subject to high volatility and are of limited availability; a Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity. The Small Cap Growth Fund and the Small-Mid Cap Growth Fund invest in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund.

Foreign Investments. The International Growth Fund and International Equity Fund seek to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations. In addition, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund may invest to a limited extent in foreign investments.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by a Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the International Growth Fund or International Equity Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses. The International Growth Fund and International Equity Fund are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account--Taxes.")

Turnover. The Small Cap Growth Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds. Tax and transaction costs may lower the Fund's effective return for investors.

Temporary Defensive Position. Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund and International Equity Fund, the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Income Fund and Ready Reserves Fund

Liquidity. The Income Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk. The Income Fund's investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the portfolio's investments (other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk. The value of each Fund's securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk. Each Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund's income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position. The Income Fund may alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities becomes decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the direction of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois
60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2003, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission: "to achieve success for its clients". Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Statement of Additional Information includes information on the dollar range of shares owned by each of the portfolio managers in the Funds he/she manages. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2003, each Fund paid the Advisor a monthly investment management fee based upon the percentage of the Fund's average net assets as shown below:

                                                   Fee as a % of
             Fund                                Average Net Assets
             ----                                ------------------
             Growth Fund........................        .75%
             Tax-Managed Growth Fund............        .80%
             Large Cap Growth Fund..............        .80%
             Small Cap Growth Fund..............       1.10%
             Small-Mid Cap Growth Fund..........       1.00%
             International Growth Fund..........       1.00%
             Value Discovery Fund...............       1.15%
             Income Fund........................        .49%
             Ready Reserves Fund................        .24%

The International Equity Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average daily net assets; plus 1.00% of the Fund's average daily net assets over $250 million.

As described in the Summary, the Advisor has entered into agreements with the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Equity Fund and the Value Discovery Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap each Fund's expense ratio at certain rates.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent.   The Transfer Agent and Dividend
Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 YOUR ACCOUNT
--------------------------------------------------------------------------------
CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

William Blair Funds has adopted a plan under Rule 12b-1 of the Investment Company Act that provides for a fee of 0.25% of each Fund's (with the exception of the Ready Reserves Fund) average net assets (0.15% for the Income Fund) payable to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

In addition to paying 12b-1 fees, the Funds may pay service fees to third party intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds. In addition, the Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries.

Brokers at the Distributor, whose clients purchase shares of the Funds and hold those shares for a period of time receive from the Advisor (not the Funds) a one-time payment equal to 1% of the net asset value of the shares purchased.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund's average net assets. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the National Association of Securities Dealers) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Minimum Investments. To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the minimum subsequent investment is generally $1,000 for all Funds, except the Ready Reserves Fund, for which the subsequent minimum investment is $1.00. The Funds may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

Purchase Price. All Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account by mail (except for the Ready Reserves Fund), make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds." Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account. First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

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

Include the name of the portfolio in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

In your request, specify the portfolio name in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.  See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

For all Funds except the Ready Reserves Fund, to redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

    -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and
    -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in any Funds by wire, you may contact the Transfer Agent, or the Distributor in the case of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. For all Funds except the Ready Reserves Fund, contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed can be placed in your brokerage account.

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of the Ready Reserves Fund).

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

    -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

    -- Your account registration has changed; or

    -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemption Fee. The Funds are designed for long-term investors. To emphasize the Funds' policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) from a Fund, other than the Income Fund and the Ready Reserves Fund will be subject to a 1.00% redemption fee and redemption of shares from the International Growth Fund and the International Equity Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on the underlying accounts.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

Special Redemption Methods for the Ready Reserves Fund. In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to this Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

   1. Redemption by Check. To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

   The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

   The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when (1) there are insufficient assets to cover the check, (2) a "stop order" has been placed on the check, and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

   2. Automatic Redemption. The Distributor has instituted an automatic redemption procedure available to Ready Reserve Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts which you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange shares of Class N shares of each Fund into either Class N shares of another Fund or into shares of the Ready Reserves Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed fund are precluded unless the shareholder already has an open account in that fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Each Fund earns dividends from stocks and interest from bond, money market, and other investments, that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, that are passed through to shareholders as capital gain distributions to the extent that a Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies--Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

    -- For the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund,
       Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

    -- For the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Income Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal.

    -- For the Ready Reserves Fund, the Fund's net investment income will be declared at the close of regular trading on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on all Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. Each Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will be eligible for the dividends-received deduction available for corporate shareholders and for treatment as "qualified dividend income" available to individual and other non-corporate shareholders. It is not anticipated that the ordinary income dividends of the International Growth Fund, International Equity Fund, Income Fund and Ready Reserves Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other Funds are treated as a sale of such shares and are generally subject to Federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be tax treated as a dividend without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for Federal income tax purposes.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Growth Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholder instead of taking such credit on its own tax return.

"Buying a Dividend." If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See "Your Account--Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------
The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

   1. Automatic Dividend Reinvestment Plan. The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see " Your Account--Dividends and Distributions .")

   2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

   3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

    -- participation is voluntary;

    -- you may terminate or change a plan at any time without penalty or charge from the Funds;

    -- the Funds will pay any additional expenses that they incur in connection with such plans;

    -- on your account application, you may select a plan or plans in which to invest;

    -- additional forms and further information may be obtained by writing or calling the Funds;

    -- the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

    -- the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

    -- the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Adviser is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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

                       DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
When and How Net Asset Value ("NAV") is Determined

A Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the International Growth Fund and International Equity Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                              INVESTMENT GLOSSARY
--------------------------------------------------------------------------------
The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities. The Ready Reserves Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under "Collateralized Obligations") but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing. Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations. The Income Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer's obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or "PO" class) or only interest (the interest-only or "IO" class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security's effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

Concentration. Each of the Funds except the Ready Reserves Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Depository Receipts. All of the Funds except the Income Fund and Ready Reserves Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the sections on "Investment Risks" under the "International Growth Fund" and "International Equity Fund" above and in the Statement of Additional Information.

Diversification. The Income Fund and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer. In addition, the Income Fund and the Ready Reserves Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund's net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The International Growth Fund and the International Equity Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, a Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The International Growth Fund and International Equtiy Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund's investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, each Fund except the Ready Reserves Fund may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), each Fund except the Income Fund and Ready Reserves Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Funds to invest a portion of their assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. None of the Funds intend to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund's turnover rate will vary from year to year, it is anticipated that each Fund's turnover rate, under normal circumstances, will be less than 100%. However since 2000, the Small Cap Growth Fund and the International Growth Fund have had portfolio turnover rates higher than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund.

Real Estate Investment Trusts. Although the Value Discovery Fund and the Small Cap Growth Fund currently do not invest primarily in real estate investment trusts ("REITs"), the Funds may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements. Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper. The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund's Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities. The Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest ("Variable Rate Demand Securities"). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below are intended to help you understand each Fund's financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) for 2003, 2002, 2001 and 2000 is based on the average shares outstanding during the year.

William Blair Growth Fund

                                                            Years Ended December 31
                                               ------------------------------------------------
                                                 2003      2002      2001      2000      1999
                                               --------  --------  --------  --------  --------
Net asset value, beginning of period.......... $   8.06  $  10.87  $  12.73  $  20.10  $  17.97
Income (loss) from investment operations:
   Net investment income (loss)...............    (0.06)    (0.07)    (0.06)    (0.06)    (0.01)
   Net realized and unrealized gain (loss) on
     investments..............................     1.97     (2.74)    (1.66)    (1.52)     3.58
                                               --------  --------  --------  --------  --------
Total from investment operations..............     1.91     (2.81)    (1.72)    (1.58)     3.57
Less distributions from:
   Net investment income......................       --        --        --        --        --
   Net realized capital gains.................       --        --      0.14      5.79      1.44
                                               --------  --------  --------  --------  --------
Total distributions...........................       --        --      0.14      5.79      1.44
                                               --------  --------  --------  --------  --------
   Net asset value, end of period............. $   9.97  $   8.06  $  10.87  $  12.73  $  20.10
                                               ========  ========  ========  ========  ========
Total return (%)..............................    23.70    (25.85)   (13.53)    (7.47)    19.98
Ratios to average daily net assets (%):
   Expenses...................................     1.19      1.19      1.18      1.13      0.86
   Net investment income (loss)...............    (0.67)    (0.73)    (0.57)    (0.34)    (0.11)
Supplemental data for all classes:
   Net assets at end of period (in thousands). $281,654  $255,625  $386,096  $550,987  $818,443
   Portfolio turnover rate (%)................       45        29        74        88        52

William Blair Tax-Managed Growth Fund

                                                                     Years Ended December 31
                                                           -------------------------------------------
                                                            2003     2002     2001     2000   1999/(a)/
                                                           ------  -------  -------  -------  --------
Net asset value, beginning of period...................... $ 6.86  $  9.07  $ 10.08  $ 10.18   $10.00
Income (loss) from investment operations:
   Net investment income (loss)...........................  (0.07)   (0.06)   (0.05)   (0.02)      --
   Net realized and unrealized gain (loss) on investments.   1.62    (2.15)   (0.96)   (0.08)    0.18
                                                           ------  -------  -------  -------   ------
Total from investment operations..........................   1.55    (2.21)   (1.01)   (0.10)    0.18
Less distributions from:
   Net investment income..................................     --       --       --       --       --
   Net realized capital gains.............................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Total distributions.......................................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Net asset value, end of period............................ $ 8.41  $  6.86  $  9.07  $ 10.08   $10.18
                                                           ======  =======  =======  =======   ======
Total return (%)..........................................  22.59   (24.37)  (10.02)   (0.98)    1.80
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements............   1.49     1.36     1.36     1.36     1.36
   Expenses, before waivers and reimbursements............   2.26     2.22     3.64    11.34     1.36
   Net investment income (loss), net of waivers and
     reimbursements/(a)/..................................  (0.91)   (0.72)   (0.57)   (0.15)    0.75
   Net investment income (loss), before waivers and
     reimbursements.......................................  (1.68)   (1.58)   (2.85)  (10.13)    0.75
Supplemental data for all classes:
   Net assets at end of period (in thousands)............. $6,871  $ 5,303  $ 7,211  $ 5,001   $1,018
   Portfolio turnover rate (%)............................     37       44       37       32       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Large Cap Growth Fund

                                                                     Years Ended December 31
                                                           ------------------------------------------
                                                            2003     2002     2001     2000   1999/(a)/
                                                           ------  -------  -------  -------  --------
Net asset value, beginning of period...................... $ 4.80  $  6.72  $  8.45  $ 10.14   $10.00
Income (loss) from investment operations:
   Net investment income (loss)...........................  (0.04)   (0.04)   (0.05)   (0.05)      --
   Net realized and unrealized gain (loss) on investments.   1.17    (1.88)   (1.68)   (1.64)    0.14
                                                           ------  -------  -------  -------   ------
Total from investment operations..........................   1.13    (1.92)   (1.73)   (1.69)    0.14
Less distributions from:
   Net investment income..................................     --       --       --       --       --
   Net realized capital gains.............................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Total distributions.......................................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Net asset value, end of period............................ $ 5.93  $  4.80  $  6.72  $  8.45   $10.14
                                                           ======  =======  =======  =======   ======
Total return (%)..........................................  23.54   (28.57)  (20.47)  (16.67)    1.40
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements............   1.42     1.36     1.36     1.36     1.36
   Expenses, before waivers and reimbursements............   2.39     2.45     3.01     2.84     1.36
   Net investment income (loss), net of waivers
     and reimbursements...................................  (0.76)   (0.71)   (0.79)   (0.58)   (0.66)
   Net investment income (loss), before waivers
     and reimbursements...................................  (1.73)   (1.80)   (2.44)   (2.06)   (0.66)
Supplemental data for all classes:
   Net assets at end of period (in thousands)............. $5,519  $ 5,469  $ 5,991  $10,995   $1,153
   Portfolio turnover rate (%)............................     33       52       87       95       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Small Cap Growth Fund

                                                                Years Ended December 31
                                                     --------------------------------------------
                                                       2003      2002     2001     2000   1999/(a)/
                                                     --------  -------  -------  -------  --------
Net asset value, beginning of period................ $  13.72  $ 16.58  $ 13.16  $ 10.19   $10.00
Income (loss) from investment operations:
   Net investment income (loss).....................    (0.21)   (0.19)   (0.17)   (0.11)      --
   Net realized and unrealized gain (loss) on
     investments....................................     8.68    (2.67)    3.59     3.51     0.19
                                                     --------  -------  -------  -------   ------
Total from investment operations....................     8.47    (2.86)    3.42     3.40     0.19
Less distributions from:
   Net investment income............................       --       --       --       --       --
   Net realized capital gains.......................     0.36       --       --     0.43       --
                                                     --------  -------  -------  -------   ------
Total distributions.................................     0.36       --       --     0.43       --
                                                     --------  -------  -------  -------   ------
Net asset value, end of period...................... $  21.83  $ 13.72  $ 16.58  $ 13.16   $10.19
                                                     ========  =======  =======  =======   ======
Total return (%)....................................    61.88   (17.25)   25.99    33.68     1.90
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements......     1.55     1.56     1.59     1.60     1.60
   Expenses, before waivers and reimbursements......     1.52     1.62     1.95     2.17     1.60
   Net investment income (loss), net of waivers and
     reimbursements.................................    (1.22)   (1.31)   (1.15)   (0.75)   (1.60)
   Net investment income (loss), before waivers and
     reimbursements.................................    (1.19)   (1.37)   (1.51)   (1.32)   (1.60)
Supplemental data for all classes:
   Net assets at end of period (in thousands)....... $518,824  $78,581  $54,658  $28,778   $6,346
   Portfolio turnover rate (%)......................      103      133      147      433       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Small-Mid Cap Growth Fund

                                                                    Period Ended December 31,
                                                                            2003/(a)/
                                                                    -------------------------
Net asset value, beginning of period...............................          $10.00
Income (loss) from investment operations:
   Net investment income (loss)....................................              --
   Net realized and unrealized gain (loss) on investments..........           (0.06)
                                                                             ------
Total from investment operations...................................           (0.06)
Less distributions from:
   Net investment income...........................................              --
   Net realized gain...............................................              --
                                                                             ------
Total distributions................................................              --
                                                                             ------
Net asset value, end of period.....................................          $ 9.94
                                                                             ======
Total return (%)...................................................           (0.60)
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements.....................            1.54
   Expenses, before waivers and reimbursements.....................            1.54
   Net investment income (loss), net of waivers and reimbursements.           (1.54)
   Net investment income (loss), before waivers and reimbursements.           (1.54)
Supplemental data for all classes:
   Net assets at end of period (in thousands)......................          $3,673
   Portfolio turnover rate (%).....................................              --

----------
(a)For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.

William Blair International Growth Fund

                                                            Years Ended December 31
                                               -------------------------------------------------
                                                  2003      2002      2001      2000      1999
                                               ---------- --------  --------  --------  --------
Net asset value, beginning of period.......... $    13.13 $  15.48  $  17.93  $  24.03  $  14.62
Income (loss) from investment operations:
   Net investment income (loss)/(a)/..........       0.02    (0.05)    (0.02)    (0.01)    (0.04)
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities...................       5.52    (2.30)    (2.43)    (2.04)    13.94
                                               ---------- --------  --------  --------  --------
Total from investment operations..............       5.54    (2.35)    (2.45)    (2.05)    13.90
Less distributions from:
   Net investment income......................       0.02       --        --      0.08        --
   Net realized capital gains.................         --       --        --      3.97      4.49
                                               ---------- --------  --------  --------  --------
Total distributions...........................       0.02       --        --      4.05      4.49
                                               ---------- --------  --------  --------  --------
   Net asset value, end of period............. $    18.65 $  13.13  $  15.48  $  17.93  $  24.03
                                               ========== ========  ========  ========  ========
Total return (%)..............................      42.21   (15.18)   (13.66)    (8.10)    96.25
Ratios to average daily net assets (%):
   Expenses...................................       1.50     1.51      1.60      1.59      1.35
   Net investment income (loss)...............       0.05    (0.36)    (0.11)    (0.44)    (0.43)
Supplemental data for all classes:
   Net assets at end of period (in thousands). $1,899,699 $778,788  $454,055  $333,888  $302,089
   Portfolio turnover rate (%)................         57       73       112       116       122

----------
(a)Includes $0.03, $0.00, $0.00, $0.06, and $0.00, in passive foreign investment company transactions which are treated as ordinary income for Federal income tax purposes for the years 2003, 2002, 2001, 2000 and 1999, respectively.

William Blair Value Discovery Fund

                                                               Years Ended December 31
                                                     --------------------------------------------
                                                       2003      2002      2001    2000    1999
                                                     --------  --------  -------- ------- -------
Net asset value, beginning of period................ $  16.28  $  18.23  $  16.20 $ 13.66 $ 12.96
Income (loss) from investment operations:
   Net investment income (loss).....................    (0.06)    (0.03)     0.08    0.05    0.10
   Net realized and unrealized gain (loss) on
     investments....................................     6.46     (1.92)     2.74    2.52    0.69
                                                     --------  --------  -------- ------- -------
Total from investment operations....................     6.40     (1.95)     2.82    2.57    0.79
Less distributions from:
   Net investment income............................       --        --      0.03    0.03    0.09
   Net realized capital gains.......................       --        --      0.76      --      --
                                                     --------  --------  -------- ------- -------
Total distributions.................................       --        --      0.79    0.03    0.09
                                                     --------  --------  -------- ------- -------
   Net asset value, end of period................... $  22.68  $  16.28  $  18.23 $ 16.20 $ 13.66
                                                     ========  ========  ======== ======= =======
Total return (%)....................................    39.31    (10.70)    17.39   18.85    6.10
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements......     1.49      1.53      1.61    1.64    1.35
   Expenses, before waivers and reimbursements......     1.58      1.53      1.66    1.88    1.38
   Net investment income (loss), net of waivers and
     reimbursements.................................    (0.30)    (0.16)     0.28    0.40    0.78
   Net investment income (loss), before waivers and
     reimbursements.................................    (0.39)    (0.16)     0.23    0.16    0.75
Supplemental data for all classes:
   Net assets at end of period (in thousands)....... $237,111  $190,802  $149,292 $74,093 $48,423
   Portfolio turnover rate (%)......................       51        20        48      68      65

William Blair Income Fund

                                                          Years Ended December 31,
                                               ---------------------------------------------
                                                 2003      2002     2001     2000     1999
                                               --------  -------- -------- -------- --------
Net asset value, beginning of period.......... $  10.62  $  10.34 $  10.22 $   9.92 $  10.49
Income (loss) from investment operations:
   Net investment income (loss)/(a)/..........     0.40      0.55     0.55     0.62     0.62
   Net realized and unrealized gain (loss) on
     investments..............................    (0.02)     0.25     0.17     0.33    (0.59)
                                               --------  -------- -------- -------- --------
Total from investment operations..............     0.38      0.80     0.72     0.95     0.03
Less distributions from:
   Net investment income......................     0.57      0.52     0.60     0.65     0.60
   Net realized capital gains.................       --        --       --       --       --
                                               --------  -------- -------- -------- --------
Total distributions...........................     0.57      0.52     0.60     0.65     0.60
                                               --------  -------- -------- -------- --------
   Net asset value, end of period............. $  10.43  $  10.62 $  10.34 $  10.22 $   9.92
                                               ========  ======== ======== ======== ========
Total return (%)..............................     3.68      7.91     7.18     9.99     0.34
Ratios to average daily net assets (%):
   Expenses...................................     0.77      0.81     0.94     0.92     0.70
   Net investment income......................     4.09      5.23     5.38     6.23     6.03
Supplemental data:
   Net assets at end of year (in thousands)... $265,062  $196,136 $176,264 $167,746 $173,375
   Portfolio turnover rate (%)................       36        66       82       54       66

----------
(a)As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gain or losses on mortgage and asset backed securities as an adjustment to income. The effect of this change for the year 2003, was to decrease net investment income per share by $0.12 and increase the net realized and unrealized gain (loss) per share by $0.12. It decreases the Ratio of Net Investment Income to average net assets from 5.21% to 4.09% for Class N shares. The effect of this change for the year 2002 and 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreases the Ratio of Net investment Income to Average Net Assets from 5.75% to 5.23% and from 5.87% to 5.38% for 2002 and 2001, respectively. Per share amounts and the Ratio of Net Investment Income to Average Net Assets for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

William Blair Ready Reserves Fund

                                                         Years Ended December 31,
                                          ------------------------------------------------------
                                             2003       2002       2001       2000       1999
                                          ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of period..... $     1.00 $     1.00 $     1.00 $     1.00 $     1.00
Income (loss) from investment operations:
   Net investment income.................       0.01       0.01       0.04       0.06       0.05
                                          ---------- ---------- ---------- ---------- ----------
Total from investment operations.........       0.01       0.01       0.04       0.06       0.05
Less distributions from:
   Net investment income.................       0.01       0.01       0.04       0.06       0.05
                                          ---------- ---------- ---------- ---------- ----------
Total distributions......................       0.01       0.01       0.04       0.06       0.05
                                          ---------- ---------- ---------- ---------- ----------
   Net asset value, end of period........ $     1.00 $     1.00 $     1.00 $     1.00 $     1.00
                                          ========== ========== ========== ========== ==========
Total return (%).........................       0.66       1.28       3.66       5.91       4.63
Ratios to average daily net assets (%):
   Expenses..............................       0.66       0.67       0.67       0.70       0.72
   Net investment income.................       0.66       1.28       3.63       5.78       4.52
Supplemental data:
   Net assets at end of period (in
     thousands).......................... $1,153,932 $1,324,001 $1,403,740 $1,339,180 $1,052,803

                             FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund's performance in its last fiscal year. Financial statements and the independent auditor's report included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

   William Blair Funds
   222 West Adams Street
   Chicago, Illinois 60606

   or

   State Street Bank and Trust Company
   (the Funds' Transfer Agent)
   P.O. Box 8506
   Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

William Blair Funds' information, including but not limited to the Prospectus, SAI and Account Application can be viewed online at http://www.williamblairfunds.com.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds
                                      May 1, 2004, as supplemented July 9, 2004
Investment Company Act File No.: 811-5344

                                PRIVACY POLICY
--------------------------------------------------------------------------------
The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Funds) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

   . Information we receive on applications or other forms, such as name, address, or tax identification number, the types and amounts of investments, and bank account information.

   . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Funds each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

[LOGO] WILLIAM BLAIR FUNDS


                           GROWTH FUNDS

                           Growth Fund

                           Tax-Managed Growth Fund

                           Large Cap Growth Fund

                           Small Cap Growth Fund

                           Small-Mid Cap Growth Fund

                           International Growth Fund

                           International Equity Fund


                           OTHER FUNDS

                           Value Discovery Fund

                           Income Fund

                           Ready Reserves Fund



        222 West Adams Street - Chicago, Illinois 60606 - 800.742.7272 - www.williamblairfunds.com

        William Blair & Company, L.L.C., Distributors

                    This cover is not part of the prospectus

                                     [LOGO] WB



                                       CLASS I PROSPECTUS
                                       -----------------------------------------
                                       MAY 1, 2004, as Supplemented July 9, 2004




                                           [LOGO] WILLIAM BLAIR FUNDS

                                      May 1, 2004, as Supplemented July 9, 2004

                              William Blair Funds

                                ---------------

                           CLASS I SHARES PROSPECTUS

                                  Growth Fund
                            Tax-Managed Growth Fund
                             Large Cap Growth Fund
                             Small Cap Growth Fund
                           Small-Mid Cap Growth Fund
                           International Growth Fund
                           International Equity Fund
                             Value Discovery Fund
                                  Income Fund

                                ---------------

                                CLASS N SHARES

                              Ready Reserves Fund

                                ---------------

This prospectus contains important information about each Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              William Blair Funds
                             222 West Adams Street
                            Chicago, Illinois 60606

TABLE OF CONTENTS

         Summary..................................................  1

            Growth Fund...........................................  1

            Tax-Managed Growth Fund...............................  3

            Large Cap Growth Fund.................................  6

            Small Cap Growth Fund.................................  8

            Small-Mid Cap Growth Fund............................. 11

            International Growth Fund............................. 13

            International Equity Fund............................. 16

            Value Discovery Fund.................................. 19

            Income Fund........................................... 22

            Ready Reserves Fund................................... 24

         Investment Objectives and Principal Investment Strategies 26

            Growth Fund........................................... 27

            Tax-Managed Growth Fund............................... 29

            Large Cap Growth Fund................................. 32

            Small Cap Growth Fund................................. 34

            Small-Mid Cap Growth Fund............................. 36

            International Growth Fund............................. 38

            International Equity Fund............................. 40

            Value Discovery Fund.................................. 42

            Income Fund........................................... 44

            Ready Reserves Fund................................... 46

         Investment Risks......................................... 47

         Management of the Funds.................................. 51

         Your Account............................................. 53

            Class I Shares........................................ 53

            Class N Shares of Ready Reserves Fund................. 53

            How to Buy Shares..................................... 53

            How to Sell Shares.................................... 55

            How to Exchange Shares (By Mail or by Telephone)...... 58

            Dividends and Distributions........................... 58

            Taxes................................................. 59

         Shareholder Services and Account Policies................ 61

         Determination of Net Asset Value......................... 63

         Investment Glossary...................................... 64

         Financial Highlights..................................... 69

         For More Information..................................... 78

         Privacy Policy........................................... 79

WILLIAM BLAIR GROWTH FUND                                               SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than the securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns/(1)/

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
 Annual Total Returns                        --------------    -------------
                                               23.69% (4Q98)   (19.03)% (3Q02)
 1994   6.45
 1995  29.13
 1996  17.99
 1997  20.07
 1998  27.15
 1999  19.98
 2000  (7.27)
 2001 (13.33)
 2002 (25.71)
 2003  24.14

----------
(1)The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002 and 2003 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund's Class N shares.

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent three years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund's Class N shares.

                                                        1 Year 5 Years 10 Years
                                                        ------ ------- --------
Growth Fund
   Return Before Taxes................................. 24.14% (2.32)%   8.21%
   Return After Taxes on Distributions................. 24.14% (3.89)%   6.57%
   Return After Taxes on Distributions and Sale of
     Fund Shares....................................... 15.69% (2.11)%   6.78%
Russell 3000(R) Growth Index (reflects no deduction for
  fees, expenses or taxes)*............................ 30.97% (4.69)%   8.81%
S&P 500 (reflects no deduction for
  fees, expenses or taxes)**........................... 28.68% (0.57)%  11.07%

----------
* The Russell 3000(R) Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
** The Standard & Poor's 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... .75%
                 Distribution (Rule 12b-1) Fees.......... None
                 Other Expenses.......................... .19%
                                                          ----
                    Total Annual Fund Operating Expenses. .94%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $96    $300    $520    $1,155

WILLIAM BLAIR TAX-MANAGED GROWTH FUND                                   SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions.

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small emerging, rapid growth companies of high quality that have had especially vigorous growth in revenues and earnings.

The Advisor seeks high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

   .   investing primarily in lower-yielding growth stocks;

   .   employing a long-term, low turnover approach to investing;

   .   attempting to avoid net realized short-term gains;

   .   when appropriate, selling stocks trading below cost to realize losses;

   . in selling appreciated stocks, selecting the most tax-favored share lots; and

   . selectively using tax-advantaged hedging techniques, such as derivative transactions, as an alternative to taxable sales.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies may be more volatile and more speculative than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

The Fund may engage in derivative transactions to protect against price declines or as a substitute for purchasing or selling securities. The use of these techniques is subject to certain limitations and may expose the Fund to increased risk of principal loss. Because of the Fund's tax-managed strategy, the investments that the Fund's portfolio managers may choose from may be more limited than those of a fund that does not have a tax-managed strategy. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied for each calendar year since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
             Annual Total Returns            --------------    -------------
                                               18.13% (4Q01)   (16.27)% (3Q01)

 2000 -0.69
 2001 -9.79
 2002 -24.12
 2003  22.83


Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                         1 Year Life of Fund***
                                                         ------ ---------------
 Tax-Managed Growth Fund
    Return Before Taxes................................. 22.83%     (3.97)%
    Return After Taxes on Distributions................. 22.83%     (3.97)%
    Return After Taxes on Distributions and Sale of
      Fund Shares....................................... 14.84%     (3.34)%
 Russell 3000(R) Growth Index (reflects no deduction for
   fees, expenses or taxes)*............................ 30.97%    (12.23)%
 S&P 500 (reflects no deduction for fees, expenses or
   taxes)**............................................. 28.68%     (5.12)%

----------
* The Russell 3000(R) Growth Index is an unmanaged index of the largest 3000 stocks in the U.S. determined by market capitalization.
** The Standard & Poor's 500 Stock Index is an unmanaged index that generally represents broad larger capitalization equity market performance.
***The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee...........................................  .80%
      Distribution (Rule 12b-1) Fees...........................  None
      Other Expenses........................................... 1.21%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.01%/(1)/
         Advisor's Expense Waiver..............................  .72%
                                                                -----
             Net Expenses (with waiver)........................ 1.29%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the operating expenses for the Fund's Class I shares at 1.29% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $131   $561   $1,016   $2,280

WILLIAM BLAIR LARGE CAP GROWTH FUND                                     SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Large Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of large cap companies. The Fund invests in a diversified portfolio of common stocks issued by large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund's investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. All securities are subject to market, economic and business risks that may cause their share prices to fluctuate. These fluctuations may not be related to the fundamental characteristics of the companies issuing the securities. Instead, for example, if large capitalization growth stocks fall out of favor generally with investors, the value of the Large Cap Growth Fund may decline. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of medium-sized companies are more volatile and more speculative than the securities of large companies. In addition, medium-sized companies may be traded in low volumes, which can increase volatility. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund has started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
               Total Annual Returns          --------------    -------------
                                               16.21% (4Q01)   (20.07)% (1Q01)

 2000 (16.47)
 2001 (20.43)
 2002 (28.49)
 2003  24.27

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                         1 Year Life of Fund**
                                                         ------ --------------
 Large Cap Growth Fund
    Return Before Taxes................................. 24.27%    (11.99)%
    Return After Taxes on Distributions................. 24.27%    (11.99)%
    Return After Taxes on Distributions and Sale of
      Fund Shares....................................... 15.78%     (9.86)%
 Russell 1000(R) Growth Index (reflects no deduction for
   fees, expenses or taxes)*............................ 29.75%    (12.68)%

----------
* The Russell 1000(R) Growth Index is an unmanaged index of large-capitalization companies with above average price-to-book ratios and forecasted growth rates.
** The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee                                             .80%
      Distribution (Rule 12b-1) Fees...........................  None
      Other Expenses........................................... 1.34%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.14%/(1)/
         Advisor's Expense Waiver.............................. 1.05%
                                                                -----
             Net Expenses (with waiver)........................ 1.09%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the operating expenses for the Fund's Class I shares at 1.09% of the average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $111   $569   $1,053   $2,389

WILLIAM BLAIR SMALL CAP GROWTH FUND                                     SUMMARY
--------------------------------------------------------------------------------
The Small Cap Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder as of December 31, 2003;

    -- An investor who entered into a letter of intent with the Fund or the Distributor prior to December 31, 2003;

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option;

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund may resume sales of shares to new investors at some future date or amend the above restrictions, but it has no present intention to do so.

INVESTMENT OBJECTIVE: The William Blair Small Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in stocks of small cap companies. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $2 billion or less at the time of the Fund's purchase. The Fund also invests in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund's purchase). To a limited extent, (i.e. with respect to the remaining 20% of its net assets) the Fund may also purchase stock in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $2 billion. The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. The Fund may purchase and sell investments without regard to their holding period. The Advisor may aggressively trade the Fund's portfolio in order to take advantage of short-term appreciation of particular stocks.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies.

New companies in which the Fund invests may be undercapitalized and may have inexperienced management. When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements are not publicly traded and may be difficult to sell; because there is no public market for some of these securities, it may be difficult to determine their value. The Fund may not be able to sell these securities at the same price at which they are carried in the portfolio.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors. Tax and transaction costs may lower the Fund's effective return for investors.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR
EVERYONE.   You should consider it only for the aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns.   The bar chart below provides an illustration of how the
Fund's performance has varied for each calendar year since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
                                             --------------    -------------
 2000  33.87                                   49.66% (1Q00)   (21.27)% (3Q02)
 2001  26.33
 2002 (17.00)
 2003  62.15

Average Annual Total Returns.   The following table compares the Fund's average
annual total returns for the period ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                       1 Year Life of Fund***
                                                                       ------ ---------------
Small Cap Growth Fund
   Return Before Taxes................................................ 62.15%      23.32%
   Return After Taxes on Distributions................................ 61.65%      22.81%
   Return After Taxes on Distributions and Sale of Fund Shares........ 40.83%      20.27%
Russell 2000(R) Index (reflects no deduction for fees, expenses or
  taxes)*............................................................. 47.25%       4.94%
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses
  or taxes)**......................................................... 48.54%      (6.38)%

----------
* The Russell 2000(R) Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000(R) Index.
** The Russell 2000(R) Growth Index is an unmanaged composite of small capitalization companies with above average price-to-book ratios and forecasted growth rates.
***The Fund's inception was on December 27, 1999.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold
Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fees...........................  None
      Other Expenses...........................................  .18%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.28%/(1)/

----------
(1)The Advisor has entered into an agreement with the Fund to cap the operating expenses for the Fund's Class I shares at 1.40% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of five years subsequent to the Fund's Commencement of Operations on December 27, 1999, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example:   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $143   $418    $714    $1,556

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND                                 SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. The companies in which the Fund invests may include micro-cap and new companies (companies with limited operating history). To a limited extent, (i.e., with respect to the remaining 20% of its net assets) the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

The Fund will provide shareholders with at least 60 days prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of small and medium-sized companies are more volatile and less liquid than securities of large companies. In addition, small and medium-sized companies may be traded in low volumes, which can increase volatility. These risks are intensified for investments in micro-cap companies. New companies in which the Fund invests may be undercapitalized and may have inexperienced management.

THE FUND INVOLVES A HIGH LEVEL OF RISK, AND MAY NOT BE APPROPRIATE FOR EVERYONE. You should consider it only for the more aggressive portion of your portfolio. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's small-mid cap growth composite (the "Composite"), which consists of all separate accounts of the Advisor that are managed by the portfolio manager of the Fund and that have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed below in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

     Average Annual Total Return(for the periods ended December 31, 2003)

                                       1 Year 3 Years 5 Years Inception*
                                       ------ ------- ------- ----------
        Composite
           Net of Fees................ 32.93%  4.35%   5.27%    6.03%
           Gross of Fees.............. 34.24%  5.39%   6.32%    7.09%
        Russell 2500(R) Growth Index** 46.31% -2.56%   3.83%    3.01%

----------
*  The Composite's inception was July 1, 1998.
** The Russell 2500(R) Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those Russell 2500(R) companies with above average price-to book ratios and forecasted growth rates.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 1.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.00%
      Distribution (Rule 12b-1) Fee............................  None
      Other Expenses/(1)/...................................... 1.29%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 2.29%/(2)/
         Expense Waiver........................................ 1.00%
                                                                -----
             Net Expenses (with waiver)........................ 1.29%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December 29, 2003.
(2)The Advisor has entered into a contractual agreement with the Fund to cap the Fund's operating expenses at 1.29% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations on December 29, 2003, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the applicable operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $131   $619

WILLIAM BLAIR INTERNATIONAL GROWTH FUND                                 SUMMARY
--------------------------------------------------------------------------------
The International Growth Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder;

    -- An investor who has previously entered into a letter of intent with the Fund or the Distributor;

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option as of June 30, 2004;

    -- A wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of June 30, 2004 may be allowed to purchase shares for new and existing clients; or

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

These restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that in its judgement, do not adversely affect its ability to manage the Fund, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and
(iii) close and re-open the Fund to new or existing shareholders at any time. INVESTMENT OBJECTIVE: The William Blair International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally allocates the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last ten calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns/(1)/

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
 1994       (0.04)                           --------------    -------------
 1995        7.22                              42.89% (4Q99)   (19.04)% (3Q02)
 1996       10.20
 1997        8.39
 1998       11.46
 1999       96.25
 2000       (7.87)
 2001      (13.43)
 2002      (14.94)
 2003       42.42

----------
(1)The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002 and 2003 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund's Class N shares.

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market benchmark. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent three years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund's Class N shares.

                                                      1 Year 5 Years 10 Years
                                                      ------ ------- --------
  International Growth Fund
     Return Before Taxes............................. 42.42% 13.65%   10.47%
     Return After Taxes on Distributions............. 42.29% 11.50%    8.62%
     Return After Taxes on Distributions and Sale of
       Fund Shares................................... 27.57% 10.98%    8.26%
  MSCI AC WLDF EX U.S. (reflects no deduction for
    fees, expenses or taxes)*........................ 41.41%  1.55%    4.66%

----------
* The Morgan Stanley Capital International All Country World (Free) except U.S. Index (MSCI AC WLDF EX U.S.) is an unmanaged index that includes developed and emerging markets.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee                           1.00%
                 Distribution (Rule 12b-1) Fees..........  None
                 Other Expenses..........................  .25%
                                                          -----
                    Total Annual Fund Operating Expenses. 1.25%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $127   $397    $686    $1,511

WILLIAM BLAIR INTERNATIONAL EQUITY FUND                                 SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair International Equity Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in a diversified portfolio of common stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its ongoing evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries.

The Fund will provide shareholders with at least 60 days' prior notice of any change in its 80% investment policy.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities investments. These risks are magnified in less-established emerging markets. In addition, the Fund may invest in securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

Related Performance of the Advisor

The historical composite performance data shown below represents the actual performance of the Advisor's International Core Growth portfolio composite (the "Composite"), which consists of the separate accounts of the Advisor that are managed by the portfolio manager of the Fund and have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The Composite's inception was April 1, 2003. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance of the Composite does not guarantee future performance.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor's management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance of the Composite would have been lower. Fees and expenses of the Fund differ from and will be higher than those of the Composite and are discussed above in the Summary. Accordingly, use of the Fund's estimated expense in the Composite would have lowered the Composite's performance results. Returns of the Composite were calculated in accordance with the CFA Institute (formerly the Association for Investment Management and Research ("AIMR")) method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows.

The Composite is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (the "Code") (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Composite may have been different had it been subject to regulation as an investment company under the 1940 Act.

                                                    Total Return
                                      ----------------------------------------
                                        2nd     3rd     4th     1st      One
                                      Quarter Quarter Quarter Quarter   Year
                                       2003    2003    2003    2004   (3/31/04)
                                      ------- ------- ------- ------- ---------
Composite
   Net of Fees.......................  18.23%  10.69%  13.85%  4.29%    55.39%
   Gross of Fees.....................  18.48%  10.93%  14.10%  4.52%    56.74%
MSCI All Country World Ex-U.S. Index*  19.87%   8.68%  17.11%  4.83%    59.91%

----------
* The Morgan Stanley Capital International All Country World Ex-U.S. Index is an unmanaged market capitalization weighted index, with dividends reinvested, that includes developed and emerging markets. The MSCI All Country World Ex-U.S. Index reflects no deduction for fees, expenses or taxes. The Fund intends to compare its performance to the MSCI All Country World Ex-U.S. Index.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund. However, the Fund will charge a redemption fee of 2.00% of the value of shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 2.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.10%
      Distribution (Rule 12b-1) Fee............................  None
      Other Expenses/(1)/...................................... 0.56%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.66%/(2)/
         Expense Waiver........................................ 0.41%
                                                                -----
             Net Expenses (with waiver)........................ 1.25%

----------
(1)"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until May 24, 2004.
(2)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.25% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund's Commencement of Operations, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap.

Example: This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years
------ -------
 $127.  $483

WILLIAM BLAIR VALUE DISCOVERY FUND                                      SUMMARY
--------------------------------------------------------------------------------
The Value Discovery Fund is closed to new investors. Unless you fit into one of the investor categories described below, you may not invest in the Fund.

You may purchase Fund shares through your existing Fund account and reinvest dividends and capital gains in the Fund if you are:

    -- A current Fund shareholder;

    -- An investor who has previously entered into a letter of intent with the Fund or the Distributor,

    -- A participant in a qualified defined contribution retirement plan that offers the Fund as an investment option; or

    -- A client who maintains a brokerage or managed account with William Blair
       & Company, L.L.C.

Except as otherwise noted, these restrictions apply to investments made directly with William Blair and Company, L.L.C. and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Exchanges into the Fund from other William Blair Funds are not permitted, unless the exchange is being made into an existing Fund account. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. The Fund may resume sales of shares to new investors at some future date or amend the above restrictions, but it has no present intention to do so.

INVESTMENT OBJECTIVE: The William Blair Value Discovery Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of equity securities (including common stocks and other forms of equity investments) of small companies that the Advisor believes offer a long-term investment value. From time to time, the Fund may invest in securities of micro-cap companies (i.e. those with market capitalizations of $300 million or less at the time of the Fund's purchase). In implementing its value discipline, the Advisor evaluates the extent to which a company meets the following criteria: (a) whether the company's current market value reflects a material discount from the Advisor's estimate of the company's value, (b) whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) whether the company has a capable and skilled management team, (d) whether the company has a relatively strong capital structure, and (e) whether there is a likelihood that the company will undergo a positive corporate change within a three-year investment horizon. The weight that the Advisor gives to each of the investment criteria depends upon the circumstances, and some of the Fund's investments will not meet all of the criteria.

MAIN RISKS OF INVESTING: Since the Fund invests most of its assets in equity securities, the primary risk is that the value of the securities it holds might decrease in response to the activities of an individual company or general economic and market conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. The securities of smaller companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund's share price to be more volatile. In addition, small companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the calendar years since the Fund started. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns/(1)/

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
 1997  33.46                                 --------------    -------------
 1998   0.66                                   26.58% (3Q97)   (21.69)% (3Q02)
 1999   6.10
 2000  19.16
 2001  17.72
 2002 (10.34)
 2003  39.55


----------
(1)The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002 and 2003 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund's Class N shares.

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to broad-based securities market benchmarks. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent three years of the average annual total return figures is the actual performance for the Class I shares. The performance for the life of the Fund is based upon the performance of the Fund's Class N shares.

                                                 1 Year 5 Years Life of Fund***
-                                                ------ ------- ---------------
Value Discovery Fund
   Return Before Taxes.......................... 39.55% 13.21%      13.92%
   Return After Taxes on Distributions.......... 39.55% 12.86%      13.44%
   Return After Taxes on Distributions and
     Sale of Fund Shares........................ 25.71% 11.39%      12.07%
Russell 2000(R) Index (reflects no deduction for
  fees, expenses or taxes)*..................... 47.25%  7.13%       8.01%
Russell 2000(R) Value Index (reflects no
  deduction for fees, expenses or taxes)**...... 46.03% 12.28%      12.16%

----------
* The Russell 2000(R) Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000(R) Index, which consists of the largest 3000 stocks in the U.S. market as determined by market capitalization.
** The Russell 2000(R) Value Index is an unmanaged composite of small capitalization companies with below average price-to-book ratios and forecasted growth rates.
***The Fund's inception was on December 23, 1996.

FEES AND EXPENSES: This section describes the fees and expenses that you pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into Class I shares of another Fund. However, the

Fund will charge a redemption fee of 1.00% of the value of the shares sold (or exchanged) within 60 days of their purchase, in order to compensate the Fund for expenses related to the redemption of Fund shares and to discourage short-term investments in the Fund. This redemption fee will be retained by the Fund.

Shareholder fees are fees paid directly from your investment.

              Redemption fee on shares held 60 days or less 1.00%
              Redemption fee on shares held 61 days or more  None

Annual Fund operating expenses are deducted from the Fund's assets:

      Management Fee........................................... 1.15%
      Distribution (Rule 12b-1) Fees...........................  None
      Other Expenses...........................................  .18%
                                                                -----
         Total Annual Fund Operating Expenses (without waiver). 1.33%/(1)/
         Advisor's Expense Waiver..............................  .08%
                                                                -----
             Net Expenses (with waiver)........................ 1.25%

----------
(1)The Advisor has entered into an agreement with the Fund to cap the Fund's operating expenses at 1.25% of average daily net assets until April 30, 2005; the Advisor may continue to waive fees thereafter.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $127   $414    $721    $1,594

WILLIAM BLAIR INCOME FUND                                               SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Income Fund seeks a high level of current income with relative stability of principal.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in a diversified portfolio of intermediate-term income-producing securities, including government securities, U.S. dollar-denominated corporate bonds and notes, collateralized obligations and money market instruments that are rated in one of the top three categories. The Fund's investments are subject to certain maturity and duration restrictions, by which the Fund seeks to approximate the total returns of an intermediate-term debt index while also providing investors with the additional security of shorter-term obligations. The Advisor continually considers the Fund's exposure to interest rate risk.

MAIN RISKS OF INVESTING: The primary risk of investing in the Fund is interest rate risk. The value of income producing securities will generally decrease when interest rates rise which means the Fund's net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund's investments in collateralized mortgage obligations are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. The Fund is also subject to credit risk. The Fund's net asset value and total return may be adversely affected by the inability of the issuers of the Fund's securities to make payment at maturity. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Annual Total Returns/(1)/

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
 1994   (0.74)                               --------------    -------------
 1995   14.37                                  4.49% (2Q95)     (1.10)% (2Q94)
 1996    3.07
 1997    8.03
 1998    7.07
 1999    0.34
 2000   10.28
 2001    7.32
 2002    8.04
 2003    3.76

----------
(1)The Class I shares were first publicly offered in 1999. The performance shown for 2000, 2001, 2002 and 2003 is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the Fund's Class N shares.

Average Annual Total Returns. The following table compares the Fund's average annual total returns for the periods ended December 31, 2003, to a broad-based securities market index. The table also shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class I shares were first publicly offered in 1999. The most recent three years of the average annual total return figures is the actual performance for the Class I shares. The performance for the periods prior thereto is based upon the performance of the Fund's Class N shares.

                                                        1 Year 5 Years 10 Years
                                                        ------ ------- --------
 Income Fund
    Return Before Taxes................................ 3.76%   5.87%   6.06%
    Return After Taxes on Distributions................ 1.69%   3.51%   3.58%
    Return After Taxes on Distributions and Sale of
      Fund Shares...................................... 2.42%   3.53%   3.60%
 Lehman Intermediate Government/Credit Bond Index
   (reflects no deduction for fees, expenses or taxes)* 4.31%   6.65%   6.63%

----------
* The Lehman Intermediate Government/Credit Bond Index is an unmanaged index that represents broad intermediate government/corporate bond market performance.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder fees. Class I shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another Fund.

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... .49%
                 Distribution (Rule 12b-1) Fees.......... None
                 Other Expenses.......................... .13%
                                                          ----
                    Total Annual Fund Operating Expenses. .62%

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $63    $199    $346     $774

WILLIAM BLAIR READY RESERVES FUND                                       SUMMARY
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE: The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.

MAIN INVESTMENT STRATEGIES: The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top 2 categories. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

MAIN RISKS OF INVESTING: Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Fund may concentrate its assets in the banking industry, the Fund's performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result.

FUND PERFORMANCE HISTORY

Annual Total Returns. The bar chart below provides an illustration of how the Fund's performance has varied in each of the last 10 calendar years. The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund's past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns (Class N Shares)

                                     [CHART] Highest Quarterly Lowest Quarterly
                                                  Return            Return
 1994   3.67                                 --------------    -------------
 1995   5.45                                   1.52% (3Q00)      0.28% (4Q02)
 1996   4.81
 1997   5.04
 1998   4.98
 1999   4.63
 2000   5.91
 2001   3.66
 2002   1.28
 2003   0.66


Average Annual Total Returns. The following table compares the Fund's Class N average annual total returns for the periods ended December 31, 2003, to a broad-based securities market index.

                                           1 Year 5 Years 10 Years
                                           ------ ------- --------
             Ready Reserves Fund.......... 0.66%   3.21%   3.99%
             AAA Rated Money Market Funds* 0.49%   3.12%   4.01%

----------
* The AAA Rated Money Market Funds Average represents the average annual composite performance of all AAA rated First Tier Retail Money Market Funds listed by IBC Financial Data.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay any shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another Fund.

Annual Fund operating expenses are deducted from the Fund's assets:

                 Management Fee.......................... .24%
                 Service Fee............................. .35%
                 Other Expenses.......................... .07%
                                                          ----
                    Total Annual Fund Operating Expenses. .66%

Example: This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $67    $211    $368     $822

           INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Funds.

The following section takes a closer look at the investment objective of each Fund, its principal investment strategies, additional strategies and certain related investment risks. Each Fund's secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund are intended for long-term investors. In addition, the International Growth Fund and the International Equity Fund are intended for investors who can accept the risks entailed in investing in foreign securities. The Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund are intended for investors who can accept the risk entailed in investing in small cap companies. Of course, there can be no assurance that a Fund will achieve its objective.

WILLIAM BLAIR GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Growth Fund seeks long-term capital appreciation. The Fund invests primarily in a diversified portfolio of the common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in mature industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in related equity securities such as preferred stocks, convertible securities and warrants which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Growth Fund is managed by John F. Jostrand.

John Jostrand, a principal of William Blair & Company, L.L.C., has managed the Fund since 2001. He joined the firm in 1993 as a portfolio manager and is now a member of the Investment Management Department's Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen's National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the Association for Investment Management and Research and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

WILLIAM BLAIR TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Tax-Managed Growth Fund seeks long-term capital appreciation. The Fund employs a number of techniques designed specifically to enhance the long-term, after-tax returns for its shareholders. The Fund invests primarily in a diversified portfolio of common stocks of domestic growth companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

The Advisor seeks growth opportunities by investing in large, medium and small companies in varying proportions:

   Large, high quality growth companies that have demonstrated sustained growth over a long period of time;

   Medium-sized companies of recognized investment quality whose records of sales and earnings growth may not be as well established; and

   Small, emerging, rapid-growth companies that have had especially vigorous growth in revenues and earnings.

The Advisor attempts to achieve high after-tax returns by balancing investment considerations and tax considerations. The Advisor seeks to achieve returns primarily in the form of price appreciation and to minimize income distributions and distributions of realized short-term gains. Among the techniques and strategies used in the tax-efficient management of the Fund are the following:

   .   investing primarily in lower-yielding stocks;

   .   employing a long-term, low turnover approach to investing;

   .   attempting to avoid net realized short-term gains;

   .   when appropriate, selling stocks trading below cost to realize losses;

   . in selling appreciated stocks, selecting the most tax-favored share lots; and

   . selectively using tax-advantage hedging techniques, such as derivative transactions, as an alternative to taxable sales.

To protect against price declines in securities holdings with large accumulated gains, the Fund may use various hedging techniques (such as purchased put options, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, and the purchase or sale of stock index futures contracts). By using these techniques rather than selling appreciated securities, the Fund can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. These derivative instruments may also be used by the Fund as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The use of derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Fund. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a counterparty's default. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund can generally be expected to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers.

The Advisor will invest in companies that it believes are well-managed considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may also invest in, illiquid securities, warrants, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover.

Portfolio Management

The Tax-Managed Growth Fund is co-managed by Mark A. Fuller III and Gregory J. Pusinelli.

Mark A. Fuller, III, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2002. He has been with the firm since 1983. He began his career in Institutional Sales, delivering research and investment ideas to large investment advisors and developing long-standing relationships with the firm's research analysts. After moving to the Investment Management Department in 1990, Mark has been portfolio manager for numerous accounts including the Small Cap Growth Team, co-manager of the William Blair Small Cap Growth Fund from its inception in 1999 through 2001, co-manager of the William Blair Growth Fund from 1994 to 2001, is a co-manager of the William Blair Tax-Managed Growth Fund, and is a member of the Tax-Efficient Growth Team. Prior to joining William Blair & Company, Mark was with the IBM Corporation in technology sales. Mark is a member of the Board of Trustees at the Golden Apple Foundation, a member of the Kellogg Alumni Advisory Board, President of the Castle Park Association and a former trustee of the Kenilworth Union Church. Education:
B.A., Northwestern University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Greg Pusinelli, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1995 as a portfolio manager. In 1996, he became the leader of the Taxable Team. Previously, he was with Stein Roe & Farnham Incorporated for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Counsel Division's Core Portfolio. From 1983 to 1986, he was with the First National Bank of Chicago, where he became a Vice President. Prior to that he was with Harris Trust and Savings Bank from 1980 to 1982. He is a past Chairman of the Board of Trustees of Providence-St. Mel School. Education: B.S., Indiana University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Large Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large cap stocks. The Fund invests in a diversified portfolio of common stocks of large domestic growth companies of high quality that have demonstrated sustained growth over a long period of time. The Advisor currently defines large cap companies as those with market capitalizations of $8 billion or more at the time of the Fund's investment. The Fund may also invest in medium-sized growth companies of recognized investment quality whose records of sales and earnings growth may not be as well established.

The Fund invests primarily in a diversified portfolio of companies with sustainable, above-average growth from one business cycle to the next. The Fund generally does not invest in cyclical industries, but may do so when the Advisor expects a multi-year period of sustained growth.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies that it believes are high quality considering some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Return on equity. The company should have achieved, or have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage. Such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. From time to time, the Fund may invest in equity related securities such as preferred stocks, convertible securities and warrants, which are described in the Statement of Additional Information. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Large Cap Growth Fund is co-managed by Rocky Barber, John F. Jostrand and Norbert W. Truderung.

Rocky Barber, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2001. He joined William Blair in 1986. He formerly co-managed the Growth Fund and is a member of the Investment Management Department's Large Cap Growth Team. Previously, he was an equity manager with Alliance Capital Management for nine years and president of the Alliance Capital Bond Fund, a group of fixed-income mutual funds. He is a member of the Investment Analysts Society. Education: B.A. , M. S. and M.B.A., Stanford University; and CFA.

John Jostrand, a principal with William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He joined the firm in 1993 as a portfolio manager and now is a member of the Investment Management Department's Institutional Growth Team. Previously, he was with TRW, Inc. for ten years as Director, Investments, equity portfolio manager and venture capital funds manager. Prior to that he was with Boatmen's National Bank for five years as Assistant Trust Officer, equity fund manager and research analyst. He is a member of the Association for Investment Management and Research and past president of the Pilgrim Village Board of Trustees. Education: B.A., University of Missouri; M.B.A., University of Michigan; and CFA.

Norbert Truderung, a principal with William Blair & Company, L.L.C., has co-managed the Fund since 2002. He joined William Blair in 1986. He is a member of the Institutional Growth Practice and a co-manager in the Growth (All-Cap) Portfolio Team. In the past, Norbert has served as assistant manager of the Investment Management Department and group manager of the institutional business. Before joining William Blair, Norbert spent eight years at The Northern Trust Company as an analyst and portfolio manager after starting his career as an investment analyst at National City Bank in Cleveland. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Baldwin-Wallace College.

WILLIAM BLAIR SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Small Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in small cap stocks. The Fund invests primarily in a diversified portfolio of common stocks of small domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small cap companies as those with market capitalizations of $2 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small companies, but which may have market capitalizations above $2 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Industry growth. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

The Fund will invest in many new companies, both through initial public offerings ("IPOs") and private placements. When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant. Private placements enable the Fund to invest in companies during early phases of their development before their securities are publicly traded.

The Fund may trade aggressively and thus may experience high portfolio turnover and relatively high transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Small Cap Growth Fund is co-managed by Michael P. Balkin and Karl W. Brewer.

Michael Balkin, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He has been with the firm since 1990 and is now a member of the Investment Management Department's Small Cap Team. He began his career with the firm in Institutional Sales, where he specialized in working with small to mid-capitalization growth companies. Education: B.A., Northwestern University.

Karl W. Brewer, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception in 1999. He has been with the firm since 1996. He is an analyst and portfolio manager, and a member of the Investment Management Department's Small Cap Team. Previously, he spent six years at Lehman Brothers, Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in small and medium-sized companies. The Fund primarily invests in a diversified portfolio of common stocks of small and medium-sized domestic growth companies that are expected to experience solid growth in earnings. The Advisor currently defines small and medium-sized companies as those with market capitalizations of $12 billion or less at the time of the Fund's investment. To a limited extent, the Fund may also invest in companies with business characteristics and growth prospects similar to small and medium-sized companies, but which may have market capitalizations above $12 billion.

Investment Process

The Advisor utilizes an investment process that relies on thorough, in-depth fundamental research of a company, its competitors, its suppliers and its customers. The Advisor will invest in companies based on some or all of the following investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

   A leader in the field. The company should be, or clearly have the expectation of becoming, a significant provider in the primary markets it serves.

   Unique or specialty company. The company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors. This may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position.

   Quality products or services. The company's products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty.

   Marketing capability. The company should have a distinctive capability in sales, service or distribution.

   Value to customer. The prices of the company's products or services should be based upon their value to the customer, rather than their production cost.

   Industry growth. The company participates in an industry expected to grow rapidly due to economic factors or technological change.

   Conservative financial policies and accounting practices. The company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

   Strong management. The company should have management with a proven track record.

The Fund may invest in new companies through initial public offerings ("IPOs"). When the Fund is small in size, the Fund's participation in IPOs may have a magnified impact on the Fund's performance. As the Fund grows, the effect of IPO investments may not be as significant.

Additional Strategies

The Fund may invest up to 15% of its net assets in foreign investments, which may include American Depository Receipts or substantially similar instruments that are based on foreign securities; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, when-issued and delayed delivery securities and repurchase agreements, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest in warrants, which are described in the Statement of Additional Information. The Fund also may use options, futures and other derivative instruments for hedging and risk management purposes, as further described in the Statement of Additional Information.

Portfolio Management

The Fund is co-managed by Karl W. Brewer, Harvey H. Bundy and Robert C.
Lanphier.

Karl W. Brewer, a principal of William Blair & Company, L.L.C. since January 2002, has co-managed the Fund since its inception in 2003. He has been with the firm since 1996. He began as an analyst in August 1996 and subsequently became a portfolio manager in December 1999. He is a member of the Investment Management Department's Small-Mid Cap and Small Cap Growth Teams. Previously, he spent six years at Lehman Brothers Inc. in the Mergers & Acquisitions and Los Angeles Corporate Finance Departments. Education: B.A., Washington & Lee University; M.B.A., Northwestern University Kellogg Graduate School of Management.

Harvey H. Bundy, a principal of William Blair & Company, L.L.C. since 1976, has co-managed the Fund since its inception in 2003. He has been with the firm since July 1968 when he started as an Associate in Corporate Finance. From December 1970 until March 1981 he was a research analyst having been made a principal in October 1976. He left the firm to purse other interests in March 1981 returning as a research analyst in February 1983 and principal in April 1983. He served as Director of Research and member of the firm's Executive Committee from October 1987 until December 1997. Since January 1998 he has been a portfolio manager. He is a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Education: A.B., Yale University; M.B.A., Amos Tuck School of Business Administration of Dartmouth.

Robert C. Lanphier, a principal of William Blair & Company, L.L.C. since January 1993, has co-managed the Fund since its inception in 2003. He began in December 1987 as an associate in the Institutional Sales Department and was made a principal in January 1993. In January 1996, he joined the Investment Management Department as a portfolio manager. He is a member of the Investment Management Department's Small-Mid and Mid Cap Growth Teams. Previously, he was with Emerson Electric Corporation in a variety of corporate planning and international consulting activities from 1982 to 1987. Education: B.S., Purdue University; M.B.A., Northwestern University Kellogg Graduate School of Management.

WILLIAM BLAIR INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S., and in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10 to 20% of the Fund's assets in emerging markets, although that allocation will vary over time. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

WILLIAM BLAIR INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair International Equity Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund primarily invests in stocks of large and medium-sized companies located in countries included in the Morgan Stanley Capital International All Country World Ex-U.S. Index. The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's ongoing evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. To a limited extent, the Fund may also invest in small-sized companies and Emerging Market countries. Emerging Market countries include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary at the end of this prospectus. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The International Equity Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since inception in 2004. Mr. Greig joined the Investment Management Department in 1996 as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

WILLIAM BLAIR VALUE DISCOVERY FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Value Discovery Fund seeks long-term capital appreciation. The Fund pursues its objective by investing with a value discipline primarily in a diversified portfolio of the equity securities of small companies. The Advisor currently defines small companies as those with market capitalizations of $2 billion or less at the time of the Fund's investment.

Investment Process

In selecting companies for investment, the Advisor evaluates the extent to which a company meets the investment criteria set forth below. The weight given to a particular investment criterion will depend upon the circumstances, and some Fund holdings may not meet all of the following criteria, which are described more fully in the Statement of Additional Information:

   Material Price/Value Disparity--whether the company's current market value reflects a material discount from the Advisor's estimate of the company's intrinsic value.

   Probable Expansion in Profitability--whether the company has a reasonable expectation of improving its level of profitability over a three-year investment horizon.

   Skilled and Committed Management--whether the company has a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution.

   Strong Capital Structure--whether the company has a relatively simple, clean financial structure without excessive use of financial leverage. In addition, the company should adhere to conservative and straightforward accounting practices.

   Positive Catalyst--the likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Additional Strategies

The Fund may also hold debentures and preferred stocks if they are convertible into common stocks that meet the Fund's investment criteria. The Fund may invest up to 15% of its net assets in foreign securities, which may include American Depository Receipts or substantially similar investments; however, the Fund may invest only up to 5% of its net assets directly in foreign securities. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, investment companies, real estate investment trusts, repurchase agreements and when-issued and delayed delivery securities which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund may invest to a limited extent in warrants and futures, which are described in the Statement of Additional Information.

Portfolio Management

The Value Discovery Fund is co-managed by David S. Mitchell and Capucine E.
Price.

David Mitchell, a principal of William Blair & Company, L.L.C., has been a co-manager of the Value Discovery Fund since its inception. He was a Partner in the U.S. Equity Group at Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team until 1996. Previously, he was co-manager of Thomas Paine Investors, LP, a private fund that invested in small cap stocks, after working as a Senior Equity Analyst on NBD's Woodward Opportunity Fund. He was an equity analyst and portfolio manager at Connecticut National Bank and, prior to graduate studies, an equity trader and money market portfolio manager. He is a director of Whirlwind, which partners with teachers to improve urban children's language arts and learning skills through the arts. Education:
B.A., Knox College; M.M., Northwestern University Kellogg Graduate School of Management and CFA.

Capucine "Cappy" Price , a principal of William Blair & Company, L.L.C., has been a co-manager of the Value Discovery Fund since its inception. From 1993 to 1996 she was a Partner in the Private Markets and U.S. Equity groups of Brinson Partners, Inc. and a member of the Post-Venture Portfolio management team. She was also a member of the Private Markets Committee. Previously, she was an equity analyst for the First National Bank of Chicago. While attending Northwestern University she was a participant in First Chicago's First Scholar program. Education: B.A., University of Michigan; M.A., University of Chicago; M.M., Northwestern University.

WILLIAM BLAIR INCOME FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Income Fund seeks a high level of current income relative to stability of principal. The Fund invests primarily in a diversified portfolio of high-grade intermediate-term debt securities.

As a matter of fundamental policy, under normal conditions at least 90% of the Fund's assets will be invested in the following:

   U.S. Dollar-Denominated Corporate Debt Securities (domestic or foreign) with long-term ratings of "A-" or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations ("Rating Organizations"): Fitch Ratings, Moody's Investors Service, Inc. and Standard & Poor's Corporation;

   Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities. These securities include direct obligations of the U.S. Treasury, which differ only in their interest rates, maturities and time of issuance and obligations issued or guaranteed by U.S. Government agencies or instrumentalities, which differ in the degree of support provided by the U.S. Government. Although these securities are subject to the market risks resulting from fluctuation in interest rates, they are expected to be paid in full if held to maturity;

   Collateralized Obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer's obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities. The Income Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated "A-" or better, or an equivalent rating, by one of the Rating Organizations; and

   Commercial Paper obligations rated within the highest grade by one of the three Rating Organizations.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years.

The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument's stated final maturity. For example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

Investment Process

The Advisor seeks to outperform the total return of an index of broad intermediate-term government and corporate high-grade debt through an actively managed diversified portfolio of debt securities. The Advisor's investment philosophy emphasizes shifts in the Fund's portfolio among various sectors of the debt market, subject to the Fund's credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund's portfolio and the Advisor's perceived trends in interest rates.

Additional Strategies

Up to 10% of the Fund's total assets may be invested in a combination of: (1) unrated debt securities, provided that the Advisor deems such securities to be of at least "A-" quality and provided that the comparable debt of the issuer has a rating of at least "A-" or its equivalent by one of the three Ratings Organizations; and (2) debt securities which are rated "BBB-" (or its equivalent) or better by each Rating Organization by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated "BBB-" and, in the event that a security held by the Fund is downgraded below "BBB-" (or its equivalent) by a Rating Organization, the Fund will sell the security within 90 days. Although considered to be investment grade, debt securities rated "BBB" may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgement of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification and portfolio turnover. In addition, the Fund's policy regarding lending portfolio securities is described in the Statement of Additional Information.

Portfolio Management

The Income Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. He joined the firm's Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank's investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Chris Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since August, 2002. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company's benefit plans. He has been affiliated with the Uhlich Children's Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysis Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

WILLIAM BLAIR READY RESERVES FUND
--------------------------------------------------------------------------------
Goal and Principal Strategies

The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity. The Fund will invest exclusively in high-quality U.S. dollar-denominated money market instruments, including, but not limited to, those issued by companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. These instruments are considered to be among the safest investments available because of their short maturities, liquidity and high-quality ratings. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund seeks to maintain a net asset value of $1.00 per share. Nevertheless, there is no guarantee that the objective of the Fund will be achieved or that the net asset value of $1.00 per share of the Fund will be maintained.

Additional Strategies and Risks

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank.

To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation.

The Fund may invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, which are more fully described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration and diversification.

Portfolio Management

The Ready Reserves Fund is co-managed by James S. Kaplan and Christopher T. Vincent.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 1999. He joined the firm's Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank's investment portfolio. He is a member of the Investment Analysts Society of Chicago. Education: B.A., Washington & Lee University and CFA.

Chris Vincent, a principal of William Blair & Company, LLC., has co-managed the Fund since February, 2003. He joined William Blair in June, 2002 as a fixed-income portfolio manager. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company's benefit plans. He has been affiliated with the Uhlich Children's Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member and is a member of the Investment Analysis Society of Chicago and the Association for Investment Management and Research. Education: B.S., University of Missouri, M.B.A., Saint Louis University; and CFA.

                               INVESTMENT RISKS
--------------------------------------------------------------------------------
The following table summarizes the types of principal risks described below that each Fund may experience.

                                                                                                                 Temporary
                       Smaller        New                     Foreign      Emerging    Operating                  Defense
                       Stocks      Companies    Liquidity   Investments    Markets     Expenses      Turnover    Position
                     ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Growth Fund......... (check mark)                           (check mark)                                        (check mark)
Tax Managed Growth
 Fund............... (check mark)                           (check mark)                                        (check mark)
Large Cap Growth
 Fund...............                                        (check mark)                                        (check mark)
Small Cap Growth
 Fund............... (check mark) (check mark) (check mark) (check mark)                           (check mark) (check mark)
Small-Mid Cap Growth
 Fund............... (check mark) (check mark) (check mark) (check mark)                                        (check mark)
International Growth
 Fund............... (check mark)                           (check mark) (check mark) (check mark)              (check mark)
International Equity
 Fund............... (check mark)                           (check mark) (check mark) (check mark)              (check mark)
Value Discovery
 Fund............... (check mark)                           (check mark)                                        (check mark)
Income Fund.........                           (check mark)                                                     (check mark)
Ready Reserves Fund.

                       Interest
                         Rate        Credit       Income
                     ------------ ------------ ------------
Growth Fund.........
Tax Managed Growth
 Fund...............
Large Cap Growth
 Fund...............
Small Cap Growth
 Fund...............
Small-Mid Cap Growth
 Fund...............
International Growth
 Fund...............
International Equity
 Fund...............
Value Discovery
 Fund...............
Income Fund......... (check mark) (check mark) (check mark)
Ready Reserves Fund.              (check mark) (check mark)

Equity Funds

General. Because each equity Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Smaller Stocks. Stocks of smaller companies involve greater risk than those of larger, more established companies. This is because smaller companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions, and may be traded in low volumes, which may increase volatility and liquidity risks. From time to time, the Growth Fund the Tax-Managed Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Growth Fund, the International Equity Fund, and the Value Discovery Fund may invest in the equity securities of very small companies, often referred to as "micro-cap" companies. The Advisor currently defines "micro-cap" companies as those with market capitalizations of $300 million or less at the time of a Fund's investment. The considerations noted above are generally intensified for these investments. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

New Companies. The Small Cap Growth Fund and the Small-Mid Cap Growth Fund will invest in new companies, many of which will be small companies. New companies may have inexperienced management, limited access to capital, and higher operating costs than established companies. New companies may be less able to deal successfully with or survive adverse circumstances such as economic downturns, shifts in investor sentiment, or fierce competition. Each Fund may buy securities of new companies through initial public offerings ("IPOs") or private placements. The IPOs are subject to high volatility and are of limited availability; a Fund's ability to obtain allocations of IPOs is subject to allocation by members of the underwriting syndicate to various clients and allocation by the Advisor among its clients. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund.

Liquidity. The Small Cap Growth Fund and the Small-Mid Cap Growth Fund invests in private placements. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by a Fund.

Foreign Investments. The International Growth Fund and the International Equity Fund seek to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations. In addition, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund may invest to a limited extent in foreign investments.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Funds usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Funds either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the International Growth Fund or International Equity Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and a Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses. The International Growth Fund and the International Equity Fund are expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account--Taxes.")

Turnover. The Small Cap Growth Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. The Fund may realize significant short-term and long-term capital gains, which will result in taxable distributions to investors which may be greater than those made by other funds. Tax and transaction costs may lower the Fund's effective return for investors.

Temporary Defensive Position. Each Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in a Fund's usual markets or types of securities become decidedly unattractive because of current or anticipated adverse economic, financial, political and social factors. Generally, the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Funds do not purchase any stocks with a view to quick turnover for capital gains. For the International Growth Fund and International Equity Fund, the types of securities that might be acquired and held for defensive purposes could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Advisor will adjust the Fund back to its normal complement of securities as soon as practicable. When a Fund is invested defensively, it may not meet its investment objective.

Income Fund and Ready Reserves Fund

Liquidity. The Income Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk. The Income Fund's investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the portfolio's investments

(other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk. The value of each Fund's securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

Income Risk.   Each Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund's income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position. The Income Fund may alter its make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities becomes decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the direction of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois
60606, is responsible for providing investment advisory and management services to the Funds, including making decisions regarding Fund portfolio transactions. The Statement of Additional Information includes information on brokerage commissions paid by the Funds in 2003, including amounts directed to third parties to pay for third party research. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 68 years ago by William McCormick Blair. Today, the firm has over 161 principals and 778 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $17 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 31 portfolio managers, supported by over 38 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average ten years with William Blair and two decades of experience in the investment industry. The compensation of William Blair portfolio managers is based on the firm's mission: "to achieve success for its clients". Currently, each of the portfolio managers are principals of William Blair, and their compensation consists of a base salary, a share of the firm's profits, and a discretionary bonus. Each portfolio manager's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. The Statement of Additional Information includes information on the dollar range of shares owned by each of the portfolio managers in the Funds he/she manages. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

For the fiscal year ended December 31, 2003, each Fund paid the Advisor a monthly investment management fee based upon the percentage of the Fund's average net assets as shown below:

                                              Fee as a % of
                  Fund                      Average Net Assets
                  ----                      ------------------
                  Growth Fund..............        .75%
                  Tax-Managed Growth Fund..        .80%
                  Large Cap Growth Fund....        .80%
                  Small Cap Growth Fund....       1.10%
                  Small-Mid Cap Growth Fund       1.00%
                  International Growth Fund       1.00%
                  Value Discovery Fund.....       1.15%
                  Income Fund..............        .49%
                  Ready Reserves Fund......        .24%

The International Equity Fund pays the Advisor a monthly investment management fee of 1.10% of the first $250 million of the Fund's average daily net assets; plus 1.00% of the Fund's average daily net assets over $250 million.

As described in the Summary, the Advisor has entered into agreements with the Tax-Managed Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Small-Mid Cap Growth Fund, the International Equity

Fund and the Value Discovery Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap each Fund's expense ratio at certain rates.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts ("IRAs").

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 YOUR ACCOUNT
--------------------------------------------------------------------------------
CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

   . institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated;

   . advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.; and

   . clients of William Blair & Company, L.L.C. whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion.

The Funds may pay service fees to third party intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, or other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Funds. In addition, the Distributor, out of its own resources and without additional cost to the Funds or their shareholders, provides additional cash payments to certain intermediaries.

Brokers at the Distributor, whose clients purchase shares of the Funds and hold those shares for a period of time receive from the Advisor (not the Funds) a one-time payment equal to 1% of the net asset value of the shares purchased.

CLASS N SHARES OF READY RESERVES FUND

Class N shares of the Ready Reserves Fund are available only to investors who acquire the shares directly through the Trust's distributor or through a select number of financial intermediaries with whom the distributor has entered into selling agreements specifically authorizing them to sell Class N shares.

To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts ("IRAs") is $3,000. To add to an account, the subsequent minimum investment is $1.00. The Fund may accept smaller amounts under a group payroll deduction or similar plan. These minimum amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

The Ready Reserves Fund has entered into a Service Agreement with the Advisor under which the Advisor agrees to provide certain support services to Class N shareholders, including shareholder services and automatic sweep services, for a fee of 0.35% of the Fund's average net assets. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the National Association of Securities Dealers) does not exceed 0.25% of the average annual net assets attributable to the Class N shares of the Ready Reserves Fund. Because service fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers.

HOW TO BUY SHARES (By Mail, By Wire or by Telephone)

Purchase Price. All Funds are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. The net asset value per share of the Ready Reserves Fund normally will be $1.00. (For more information, see "Determination of Net Asset Value.") If you fail to pay for your order, you will be liable for any loss to the Funds and, if you are a current shareholder, the Funds may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Right to Reject Your Purchase Order. The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

The Trust reserves the right to decline your purchase order (including exchanges) upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to "freeze" a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor's account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

By Mail

Opening an Account. To open a new account for Class I shares of the Funds by mail, make out a check for the amount of your investment, payable to "William Blair Funds." Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company ("State Street"), P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and completed application to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional Class I shares, make out a check for the amount of your investment, payable to "William Blair Funds." Except for the Ready Reserves Fund, mail the check, together with a letter that specifies the portfolio name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your check and letter to the Distributor, William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

By Wire

Opening an Account. First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

Include the name of the portfolio in which you are investing, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of Class N shares of the Ready Reserves
Fund).

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

    -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

    -- Your account registration has changed; or

Adding to an Account. To add to your account by wire, instruct your bank to wire federal funds to:

       State Street Bank and Trust Co.
       ABA # 011000028
       DDA # 99029340
       Attn: Custody & Shareholder Services
       225 Franklin Street
       Boston, Massachusetts 02110

In your request, specify the portfolio name in which you are investing, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

By Telephone

Opening an Account.   See "By Wire."

Adding to an Account. For Class I shares, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). For Class N shares of the Ready Reserves Fund only, call your William Blair account executive. You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem Class I shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

For Class N shares of the Ready Reserves Fund, send your redemption request signed by all account owners to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, to the attention of your account executive. Amounts redeemed will be placed in your William Blair brokerage account.

For All Funds, Written Redemption Requests Must Include:

    -- a letter that contains your name, the Fund's name and the dollar amount or number of shares to be redeemed; and

    -- any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, or the Distributor in the case of Class N shares of the Ready Reserves Fund, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your
account application.   For Class I shares, contact the Transfer Agent at
1-800-635-2886 (in Massachusetts, 1-800-635-2840).

For Class N shares of the Ready Reserves Fund, you may redeem some or all of your shares by telephone by calling your William Blair account executive. Amounts redeemed can be placed in your brokerage account.

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor (except in the case of Class N shares of the Ready Reserves
Fund).

Signature Guarantees. Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

    -- You wish to redeem shares having a value of $5,000 or more in a single transaction;

    -- Your account registration has changed; or

    -- You want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. For the Ready Reserves Fund, the net asset value normally will be $1.00.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street (or, in the case of the Ready Reserves Fund, the Distributor) of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

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

Redemption Fee. The Funds are designed for long-term investors. To emphasize the Funds' policy of discouraging market timers, redemption of shares from the Fund within 60 days of purchase (including exchanges) from a Fund, other than the Income Fund and the Ready Reserves Fund, will be subject to a 1.00% redemption fee and redemption of shares from the International Growth Fund and the International Equity Fund within 60 days of purchase (including exchanges) will be subject to a 2.00% redemption fee. The Advisor, at its discretion, reserves the right to waive the redemption fee on behalf of the Fund.

Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Fund may be unable to or cannot reasonably impose a redemption fee on the underlying accounts.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, each of the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of such Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts. Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and allowed to make an additional investment.

Special Redemption Methods for the Ready Reserves Fund. In addition to the above methods, shares of the Ready Reserves Fund can be redeemed by two other methods unique to this Fund. Redemption requests will be processed after the next daily dividend declaration at the net asset value next determined upon receipt by the Distributor of a proper redemption request. In this way, you will receive the net asset value of your shares and all declared but unpaid dividends on your shares through the date of redemption.

   1. Redemption by Check. To redeem shares by check, you must have a brokerage account at the Distributor. If your application for the check-writing privilege is approved, you will be provided with checks that may be made payable to any person in an amount not less than $500 nor more than $9 million. There currently is no charge for this service and no limit on the number of checks that you may write; however, these provisions are subject to change.

   The payee of the check may cash or deposit it like any other check drawn on a bank. When the check is presented for payment, a sufficient number of full and fractional shares from your account will be redeemed at their next-determined net asset value per share, usually $1.00, to cover the amount of the check. This enables you to continue earning daily dividends until the check clears. Canceled checks will be returned to you by State Street. For joint accounts, unless a single signer has been authorized on your account application, checks must be signed by all joint account owners.

   The Trust may refuse to honor checks whenever the right of redemption has been suspended or postponed or whenever your account is otherwise impaired. For instance, your account would be considered to be impaired when (1) there are insufficient assets to cover the check, (2) a "stop order" has been placed on the check, and (3) in other situations, such as where there is a dispute over ownership of your account. A $25 service fee may be charged when a check is presented to redeem shares in excess of the value of your account or for an amount less than $500.

   2. Automatic Redemption. The Distributor has instituted an automatic redemption procedure available to Ready Reserve Fund shareholders who maintain certain brokerage accounts with it. The Distributor may use this procedure to satisfy amounts due it by you as a result of purchases of securities or other transactions in your brokerage account. Under this procedure, if you so elect, your brokerage account will be scanned at the opening of business each day and, after application of any cash balances in the brokerage account, a sufficient number of shares will be redeemed, effective that day at the next-determined net asset value, to satisfy any amounts which you are obligated to pay to the Distributor. You will receive all dividends declared but unpaid through the date of redemption.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class I shares into Class I shares of another Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Class N shares of the Ready Reserves Fund may be exchanged for Class N shares of each Fund which are offered in a separate prospectus at their relative net asset value so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed fund are precluded unless the shareholder already has an open account in that Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other Fund or Funds requested. Exchanges within 60 days of purchase from a William Blair Fund will be subject to the applicable redemption fee. The William Blair equity funds assess a 1.00% redemption fee on shares exchanged within 60 days of purchase, and the William Blair international funds assess a 2.00% redemption fee on shares exchanged within 60 days of purchase. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). The Fund reserves the right to reject any exchange order for any reason, including excessive short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. Each Fund earns dividends from stocks and interest from bond, money market, and other investments, that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, that are passed through to shareholders as capital gain distributions to the extent that a Fund's net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

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

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. Each Fund passes its earnings along to you as distributions. Each Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies--Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

    -- For the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund,
       Small Cap Growth Fund, Small-Mid Cap Growth Fund, International Growth Fund, International Equity Fund and Value Discovery Fund, all income dividends, if any, and capital gain distributions, if any, generally will be paid in December and/or January.

    -- For the Income Fund, income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Income Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal.

    -- For the Ready Reserves Fund, the Fund's net investment income will be declared at the close of a regular trading day on the New York Stock Exchange on each day that the Fund is open for business, which is generally 3:00 p.m., Central time, as a dividend to shareholders who were of record prior to the declaration. Dividends will be paid to shareholders monthly.

The Funds may vary these dividend practices at any time. Income dividends and any capital gain distributions on all Funds will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. Each Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Funds will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends (other than "qualified dividend income") and short-term capital gains distributions are taxed as ordinary income. Distributions of "qualified dividend income" meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Long-term capital gain distributions are taxed as long-term capital gains. It is anticipated that a portion of the ordinary income dividends for the Growth Fund, Tax-Managed Growth Fund, Large Cap Growth Fund, Small Cap Growth Fund, Small-Mid Cap Growth Fund and Value Discovery Fund will be eligible for the dividends-received deduction available for corporate shareholders and for treatment as "qualified dividend income" available to individual and other non-corporate shareholders. It is not anticipated that the ordinary income dividends of the International Growth Fund, International Equity Fund, Income Fund and Ready Reserves Fund will be eligible for the dividends-received deduction available to corporate shareholders.

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

Taxes on Transactions. Redemptions of Fund shares and exchanges for shares of other Funds are treated as a sale of such shares and are generally subject to Federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. For the Ready Reserves Fund, so long as a net asset value of $1.00 is maintained, the sale or redemption of your shares will not result in a capital gain or loss. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of their shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially, all of their shares in a single transaction, such redemption may be tax treated as a dividend without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Code resulting in a postponement of the recognition of such loss for Federal income tax purposes.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce a Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the International Growth Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the International Growth Fund may qualify for and may elect to have foreign tax credits "passed through" to its shareholders instead of taking such credit on its own tax return.

"Buying a Dividend." If you buy shares before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when a Fund has a negative return. See "Your Account--Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation.

For a more detailed discussion of taxes, see the Statement of Additional Information.

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

                   SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------
The Funds provide a variety of services to help you manage your account.

Automatic Sweep Program. You can purchase shares of the Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

   1. Automatic Dividend Reinvestment Plan. The Funds automatically reinvest all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Your Account--Dividends and Distributions.")

   2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

   3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan. On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan. You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans. The Funds offer a variety of qualified retirement plans, including several types of Individual Retirement Accounts ("IRAs") (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans ("SEPs") and other qualified retirement plans. Additional information concerning such plans is available from the Funds.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

    -- participation is voluntary;

    -- you may terminate or change a plan at any time without penalty or charge from the Funds;

    -- the Funds will pay any additional expenses that they incur in connection with such plans;

    -- on your account application, you may select a plan or plans in which to invest;

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

    -- additional forms and further information may be obtained by writing or calling the Funds;

    -- the Funds reserve the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

    -- the Funds reserve the right to waive investment minimums at the discretion of the Distributor; and

    -- the Funds require a copy of the trust agreement when shares are to be held in trust.

Written Confirmations. Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of a Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of Federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights. All shares of each Fund have equal rights with respect to dividends, assets and liquidation of a Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Funds will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding. In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

                       DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------
When and How Net Asset Value ("NAV") is Determined

A Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. A Fund does not price its shares on days when the Exchange is closed for trading. In addition, the Ready Reserves Fund does not price its shares on the observance of Columbus Day and Veterans Day.

For the purposes of calculating the net asset value of the Ready Reserves Fund, portfolio securities are valued at their amortized cost, which means their acquisition cost adjusted for the amortization of a premium or discount.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the Untied States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for the International Growth Fund and International Equity Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. If the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of a foreign security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                              INVESTMENT GLOSSARY
--------------------------------------------------------------------------------
The following glossary explains some of the types of securities in which the Funds may invest, investment techniques they may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objectives and Investment Strategies and Investment Risks as well as the Statement of Additional Information.

Asset-Backed Securities. The Ready Reserves Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under "Collateralized Obligations") but represent interest in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing. Each Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations. The Income Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities. The issuer's obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or "PO" class) or only interest (the interest-only or "IO" class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security's effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

Concentration. Each of the Funds except the Ready Reserves Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities. The Ready Reserves Fund reserves the right to invest more than 25% of its assets in the domestic banking industry.

Depository Receipts. All of the Funds except the Income Fund and Ready Reserves Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the sections on "Investment Risks" under the "International Growth Fund" and "International Equity Fund" above and in the Statement of Additional Information.

Diversification. The Income Fund, and the Ready Reserves Fund will not purchase the securities of any issuer if, as a result, more than 5% of any Fund's total assets would be invested in such issuer. In addition, the Income Fund and the Ready Reserve Fund will not purchase more than 10% of the outstanding voting securities of any issuer. For the other Funds, the 5% and 10% limitations apply only to 75% of each Fund's net assets. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The International Growth Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that a Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, a Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Advisor may still not result in a successful hedging transaction. A Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause a Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever a Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to a Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The International Growth Fund and International Equity Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge a Fund's investments against adverse exchange rate changes. Alternatively, the Funds may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, a Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Funds will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, each Fund except the Ready Reserves Fund may invest up to 15% of its net assets in illiquid securities. The Ready Reserves Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act, (including exemptive relief granted by the Securities and Exchange Commission thereunder) each Fund except the Income Fund and Ready Reserves Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Trust has received an exemptive order from the SEC that allows the Funds to invest a portion of their assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, a Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor reduces the advisory fee it receives from a Fund to the extent a Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate. None of the Funds intends to trade portfolio securities for the purpose of realizing short-term profits. However, each will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for a Fund. Although each Fund's turnover rate will vary from year to year, it is anticipated that each Fund's turnover rate, under normal circumstances, will be less than 100%. However since 2000, the Small Cap Growth Fund and the International Growth Fund have had portfolio turnover rates higher than 100%. Higher portfolio turnover rates involve correspondingly higher transaction costs, which are borne directly by each Fund.

Real Estate Investment Trusts. Although the Value Discovery Fund and Small Cap Growth Fund currently do not invest primarily in real estate investment trusts ("REITs"), the Funds may invest in REITs. REITs are subject to volatility from risks associated with investments in real estate and investments dependent on income from real estate, such as fluctuating demand for real estate and sensitivity to adverse economic conditions. In addition, the failure of a REIT to continue to qualify as a REIT for tax purposes would have an adverse effect upon the value of an investment in that REIT.

Repurchase Agreements. Each Fund may invest in repurchase agreements. Repurchase agreements are instruments under which a Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Funds currently intend to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor, must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year, and, for the Income Fund, the modified duration of a security subject to repurchase may exceed nine years. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of each Fund except the Ready Reserves Fund and 10% of the net assets of the Ready Reserves Fund.

Section 4(2) Paper. The Ready Reserves Fund may invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Exchange Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to the procedures approved by the Fund's Board of Trustees, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation on illiquid securities. The Advisor monitors the liquidity of each investment in Section 4(2) paper on a continuing basis.

Variable Rate Securities. The Ready Reserves Fund may invest in instruments having rates of interest that are adjusted periodically or that "float" continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest ("Variable Rate Demand Securities"). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, each Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below are intended to help you understand each Fund's financial performance for the past several years. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request (see back cover). Net investment income (loss) per share (with the exception of the Ready Reserves Fund) for 2003, 2002, 2001 and 2000 is based on the average shares outstanding during the year.

William Blair Growth Fund

                                                           Years Ended December 31,
                                               ------------------------------------------------
                                                 2003      2002      2001      2000    1999/(a)/
                                               --------  --------  --------  --------  --------
Net asset value, beginning of period.......... $   8.12  $  10.93  $  12.77  $  20.10  $  17.98
Income (loss) from investment operations:
   Net investment income (loss)...............    (0.04)    (0.05)    (0.04)    (0.01)    (0.01)
   Net realized and unrealized gain (loss) on
     investments..............................     2.00     (2.76)    (1.66)    (1.53)     3.57
                                               --------  --------  --------  --------  --------
Total from investment operations..............     1.96     (2.81)    (1.70)    (1.54)     3.56
Less distributions from:
   Net investment income......................       --        --        --        --        --
   Net realized capital gains.................       --        --      0.14      5.79      1.44
                                               --------  --------  --------  --------  --------
Total distributions...........................       --        --      0.14      5.79      1.44
                                               --------  --------  --------  --------  --------
   Net asset value, end of period............. $  10.08  $   8.12  $  10.93  $  12.77  $  20.10
                                               ========  ========  ========  ========  ========
Total return (%)..............................    24.14    (25.71)   (13.33)    (7.27)    19.91
Ratios to average daily net assets (%):
   Expenses...................................     0.94      0.94      0.93      0.88      0.86
   Net investment income (loss)...............    (0.42)    (0.48)    (0.32)    (0.06)    (0.11)
Supplemental data for all classes:
   Net assets at end of period (in thousands). $281,654  $255,625  $386,096  $550,987  $818,443
   Portfolio turnover rate (%)................       45        29        74        88        52

----------
(a)For the period October 1, 1999 (Commencement of the Class) to December 31, 1999.

William Blair Tax-Managed Growth Fund

                                                                   Years Ended December 31,
                                                           -----------------------------------------
                                                            2003     2002    2001    2000   1999/(a)/
                                                           ------  -------  ------  ------  --------
Net asset value, beginning of period...................... $ 6.92  $  9.12  $10.11  $10.18   $10.00
Income (loss) from investment operations:
   Net investment income (loss)...........................  (0.05)   (0.04)  (0.03)     --       --
   Net realized and unrealized gain (loss) on investments.   1.63    (2.16)  (0.96)  (0.07)    0.18
                                                           ------  -------  ------  ------   ------
Total from investment operations..........................   1.58    (2.20)  (0.99)  (0.07)    0.18
Less distributions from:
   Net investment income..................................     --       --      --      --       --
   Net realized capital gains.............................     --       --      --      --       --
                                                           ------  -------  ------  ------   ------
Total distributions.......................................     --       --      --      --       --
                                                           ------  -------  ------  ------   ------
Net asset value, end of period............................ $ 8.50  $  6.92  $ 9.12  $10.11   $10.18
                                                           ======  =======  ======  ======   ======
Total return (%)..........................................  22.83   (24.12)  (9.79)  (0.69)    1.80
Ratios to average daily net assets (%):
   Expenses, net of waivers of reimbursements.............   1.24     1.11    1.11    1.11     1.11
   Expenses, before waivers and reimbursements............   2.01     1.97    3.39   11.09     1.11
   Net investment income (loss), net of waivers of
     reimbursements.......................................  (0.66)   (0.47)  (0.32)   0.05     0.99
   Net investment income (loss), before waivers and
     reimbursements.......................................  (1.43)   (1.33)  (2.60)  (9.93)    0.99
Supplemental data for all classes:
   Net assets at end of period (in thousands)............. $6,871  $ 5,303  $7,211  $5,001   $1,018
   Portfolio turnover rate (%)............................     37       44      37      32       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Large Cap Growth Fund

                                                                    Years Ended December 31,
                                                           ------------------------------------------
                                                            2003     2002     2001     2000   1999/(a)/
                                                           ------  -------  -------  -------  --------
Net asset value, beginning of period...................... $ 4.82  $  6.74  $  8.47  $ 10.14   $10.00
Income (loss) from investment operations:
   Net investment income (loss)...........................  (0.03)   (0.03)   (0.04)   (0.04)      --
   Net realized and unrealized gain (loss) on investments.   1.20    (1.89)   (1.69)   (1.63)    0.14
                                                           ------  -------  -------  -------   ------
Total from investment operations..........................   1.17    (1.92)   (1.73)   (1.67)    0.14
Less distributions from:
   Net investment income..................................     --       --       --       --       --
   Net realized capital gains.............................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Total distributions.......................................     --       --       --       --       --
                                                           ------  -------  -------  -------   ------
Net asset value, end of period............................ $ 5.99  $  4.82  $  6.74  $  8.47   $10.14
                                                           ======  =======  =======  =======   ======
Total return (%)..........................................  24.27   (28.49)  (20.43)  (16.47)    1.40
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements............   1.17     1.11     1.11     1.11     1.11
   Expenses, before waivers and reimbursements............   2.14     2.20     2.76     2.59     1.11
   Net investment income (loss), net of waivers and
     reimbursements.......................................  (0.51)   (0.46)   (0.54)   (0.35)   (0.40)
   Net investment income (loss), before waivers and
     reimbursements.......................................  (1.48)   (1.55)   (2.19)   (1.83)   (0.40)
Supplemental data for all classes:
   Net assets at end of period (in thousands)............. $5,519  $ 5,469  $ 5,991  $10,995   $1,153
   Portfolio turnover rate (%)............................     33       52       87       95       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Small Cap Growth Fund

                                                               Years Ended December 31,
                                                     --------------------------------------------
                                                       2003      2002     2001     2000   1999/(a)/
                                                     --------  -------  -------  -------  --------
Net asset value, beginning of period................ $  13.82  $ 16.65  $ 13.18  $ 10.19   $10.00
Income (loss) from investment operations:
   Net investment income (loss).....................    (0.18)   (0.16)   (0.13)   (0.11)      --
   Net realized and unrealized gain (loss) on
     investments....................................     8.75    (2.67)    3.60     3.53     0.19
                                                     --------  -------  -------  -------   ------
Total from investment operations....................     8.57    (2.83)    3.47     3.42     0.19
Less distributions from:
   Net investment income............................       --       --       --       --       --
   Net realized capital gains.......................     0.36       --       --     0.43       --
                                                     --------  -------  -------  -------   ------
Total distributions.................................     0.36       --       --     0.43       --
                                                     --------  -------  -------  -------   ------
Net asset value, end of period...................... $  22.03  $ 13.82  $ 16.65  $ 13.18   $10.19
                                                     ========  =======  =======  =======   ======
Total return (%)....................................    62.15   (17.00)   26.33    33.87     1.90
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements......     1.35     1.31     1.34     1.35     1.35
   Expenses, before waivers and reimbursements......     1.28     1.37     1.70     1.92     1.35
   Net investment income (loss), net of waivers and
     reimbursements.................................    (1.02)   (1.06)   (0.90)   (0.72)   (1.35)
   Net investment income (loss), before waivers and
     reimbursements.................................    (0.95)   (1.12)   (1.26)   (1.29)   (1.35)
Supplemental data for all classes:
   Net assets at end of period (in thousands)....... $518,824  $78,581  $54,658  $28,778   $6,346
   Portfolio turnover rate (%)......................      103      133      147      433       --

----------
(a)For the period December 27, 1999 (Commencement of Operations) to December 31, 1999.

William Blair Small Mid-Cap Growth Fund

                                                                    Years Ended
                                                                    December 31,
                                                                     2003/(a)/
                                                                    ------------
Net asset value, beginning of period...............................    $10.00
Income (loss) from investment operations:
   Net investment income (loss)/(a)/...............................        --
   Net realized and unrealized gain (loss) on investments..........     (0.06)
                                                                       ------
Total from investment operations...................................     (0.06)
Less distributions from:
   Net investment income...........................................        --
   Net realized capital gains......................................        --
                                                                       ------
Total distributions................................................        --
                                                                       ------
Net asset value, end of period.....................................    $ 9.94
                                                                       ======
Total return (%)...................................................     (0.60)
Ratios to average daily net assets (%):
   Expenses, net of waivers and reimbursements.....................      1.29
   Expenses, before waivers and reimbursements.....................      1.29
   Net investment income (loss), net of waivers and reimbursements.     (1.29)
   Net investment income (loss), before waivers and reimbursements.     (1.29)
Supplemental data for all classes:
   Net assets at end of period (in thousands)......................    $3,673
   Portfolio turnover rate (%).....................................        --

----------
(a)For the period from December 29, 2003 (Commencement of Operations) to December 31, 2003.

William Blair International Growth Fund

                                                            Years Ended December 31,
                                               -------------------------------------------------
                                                  2003      2002      2001      2000    1999/(b)/
                                               ---------- --------  --------  --------  --------
Net asset value, beginning of period.......... $    13.27 $  15.60  $  18.02  $  24.03  $  20.25
Income (loss) from investment operations:
   Net investment income (loss)/(a)/..........       0.09    (0.01)     0.02      0.03     (0.04)
   Net realized and unrealized gain (loss) on
     investments..............................       5.54    (2.32)    (2.44)    (2.03)     8.31
                                               ---------- --------  --------  --------  --------
Total from investment operations..............       5.63    (2.33)    (2.42)    (2.00)     8.27
Less distributions from:
   Net investment income......................       0.05       --        --      0.04        --
   Net realized capital gains.................         --       --        --      3.97      4.49
                                               ---------- --------  --------  --------  --------
Total distributions...........................       0.05       --        --      4.01      4.49
                                               ---------- --------  --------  --------  --------
Net asset value, end of period................ $    18.85 $  13.27  $  15.60  $  18.02  $  24.03
                                               ========== ========  ========  ========  ========
Total return (%)..............................      42.42   (14.94)   (13.43)    (7.87)    41.71
Ratios to average daily net assets (%):
   Expenses...................................       1.25     1.26      1.35      1.34      1.35
   Net investment income (loss)...............       0.30    (0.11)     0.14     (0.16)    (0.43)
Supplemental data for all classes:
   Net assets at end of period (in thousands). $1,899,699 $778,788  $454,055  $333,888  $302,089
   Portfolio turnover rate (%)................         57       73       112       116       122

----------
(a)Includes $0.03, $0.00, $0.00, $0.06, and $0.00, in PFIC transactions which are treated as ordinary income for Federal tax purposes for the years 2003, 2002, 2001, 2000, and 1999, respectively.
(b)For the period October 1, 1999 (Commencement of the Class) to December 31, 1999.

William Blair Value Discovery Fund

                                                              Years Ended December 31,
                                                    ---------------------------------------------
                                                      2003      2002      2001    2000   1999/(a)/
                                                    --------  --------  -------- ------- --------
Net asset value, beginning of period............... $  16.31  $  18.19  $  16.16 $ 13.64 $ 12.36
Income (loss) from investment operations:
   Net investment income (loss)....................    (0.03)     0.01      0.17    0.09    0.10
   Net realized and unrealized gain (loss) on
     investments...................................     6.48     (1.89)     2.70    2.52    1.28
                                                    --------  --------  -------- ------- -------
Total from investment operations...................     6.45     (1.88)     2.87    2.61    1.38
Less distributions from:
   Net investment income...........................       --        --      0.08    0.09    0.10
   Net realized capital gains......................       --        --      0.76      --      --
                                                    --------  --------  -------- ------- -------
Total distributions................................       --        --      0.84    0.09    0.10
                                                    --------  --------  -------- ------- -------
Net asset value, end of period..................... $  22.76  $  16.31  $  18.19 $ 16.16 $ 13.64
                                                    ========  ========  ======== ======= =======
Total return (%)...................................    39.55    (10.34)    17.72   19.16   11.18
Ratios to average daily net assets (%):
   Expenses, net of waiver and reimbursements......     1.33      1.34      1.36    1.39    1.35
   Expenses before waiver and reimbursements.......     1.33      1.34      1.41    1.63    1.38
   Net investment income (loss), net of waiver and
     reimbursements................................    (0.14)     0.03      0.53    0.61    0.78
   Net investment income (loss), before waiver and
     reimbursements................................    (0.14)     0.03      0.48    0.37    0.75
Supplemental data for all classes:
   Net assets at end of period (in thousands)...... $237,111  $190,802  $149,292 $74,093 $48,423
   Portfolio turnover rate (%).....................       51        20        48      68      65

----------
(a)For the period October 1, 1999 (Commencement of the Class) to December 3,
   1999.

William Blair Income Fund

                                                          Years Ended December 31,
                                               ---------------------------------------------
                                                 2003      2002     2001     2000   1999/(b)/
                                               --------  -------- -------- -------- --------
Net asset value, beginning of period.......... $  10.62  $  10.35 $  10.24 $   9.91 $  10.05
Income (loss) from investment operations:
   Net investment income (loss)/(a)/..........     0.43      0.57     0.58     0.64     0.62
   Net realized and unrealized gain (loss) on
     investments..............................    (0.04)     0.24     0.15     0.34    (0.15)
                                               --------  -------- -------- -------- --------
Total from investment operations..............     0.39      0.81     0.73     0.98     0.47
Less distributions from:
   Net investment income......................     0.61      0.54     0.62     0.65     0.61
   Net realized capital gains.................       --        --       --       --       --
                                               --------  -------- -------- -------- --------
Total distributions...........................     0.61      0.54     0.62     0.65     0.61
                                               --------  -------- -------- -------- --------
Net asset value, end of period................ $  10.40  $  10.62 $  10.35 $  10.24 $   9.91
                                               ========  ======== ======== ======== ========
Total return (%)..............................     3.76      8.04     7.32    10.28     0.30
Ratios to average daily net assets (%):
   Expenses...................................     0.62      0.66     0.79     0.77     0.70
   Net investment income (loss)...............     4.24      5.38     5.53     6.39     6.03
Supplemental data for all classes:
   Net assets at end of period (in thousands). $265,062  $196,136 $176,264 $167,746 $173,375
   Portfolio turnover rate (%)................       36        66       82       54       66

----------
(a)As required, in 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began treating any paydown gain or losses on mortgage and asset backed securities as an adjustment to income. The effect of this change for the year 2003, was to decrease net investment income per share by $0.12 and increase the net realized and unrealized gain (loss) per share by $0.12. It decreases the Ratio of Net Investment Income to average net assets from 5.21% to 4.09% for Class N shares. The effect of this change for the year 2002 and 2001 was to decrease net investment income per share by $.05 and increase the net realized and unrealized gain and loss per share by $.05. It decreased the Ratio of Net Investment Income from 5.90% to 5.38% and 6.02% to 5.53% for Class I shares for 2002 and 2001, respectively. Per share amounts and the Ratio of Net Investment Income to Average Net Assets for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(b)For the period October 1, 1999 (Commencement of the Class) to December 31, 1999.

William Blair Ready Reserves Fund (Class N Shares)

                                                 Period Ended December 31,
                                   ------------------------------------------------------
                                      2003       2002       2001       2000       1999
                                   ---------- ---------- ---------- ---------- ----------
Net asset value, beginning of year $     1.00 $     1.00 $     1.00 $     1.00 $     1.00
Income from investment operations:
   Net investment income (loss)...       0.01       0.01       0.04       0.06       0.05
                                   ---------- ---------- ---------- ---------- ----------
Total from investment operations..       0.01       0.01       0.04       0.06       0.05
Less distributions from:
   Net investment income..........       0.01       0.01       0.04       0.06       0.05
                                   ---------- ---------- ---------- ---------- ----------
Total distributions...............       0.01       0.01       0.04       0.06       0.05
                                   ---------- ---------- ---------- ---------- ----------
Net asset value, end of year...... $     1.00 $     1.00 $     1.00 $     1.00 $     1.00
                                   ========== ========== ========== ========== ==========
Total return (%)..................       0.66       1.28       3.66       5.91       4.63
Ratios to average net assets (%):
   Expenses.......................       0.66       0.67       0.67       0.70       0.72
   Net investment income (loss)...       0.66       1.28       3.63       5.78       4.52
Supplemental data:
   Net assets at end of period
     (in thousands)............... $1,153,932 $1,324,001 $1,403,740 $1,339,180 $1,052,803

                             FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information about the Funds is available without charge, upon request, including the following:

Semi-Annual/Annual Reports

The Semi-Annual and audited Annual Reports to Shareholders include financial statements, detailed performance information, portfolio holdings and statements from the Fund managers. In the Annual Report, you will find a discussion of the market conditions and investment strategies that the Advisor believes significantly affected the Fund's performance in its last fiscal year. Financial Statements and the independent auditor's report included in annual reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-635-2886
(In Massachusetts 1-800-635-2840)

By mail
Write to:

   William Blair Funds
   222 West Adams Street
   Chicago, Illinois 60606

   or

   State Street Bank and Trust Company
   (the Funds' Transfer Agent)
   P.O. Box 8506
   Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds' information, including Prospectus, SAI and application can be viewed online at http://www.williamblairfunds.com.

William Blair Funds                   May 1, 2004, as Supplemented July 9, 2004
Investment Company Act File No.: 811-5344

                                PRIVACY POLICY
--------------------------------------------------------------------------------
The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Funds) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

   . Information we receive on applications or other forms, such as name, address or tax identification number, the types and amounts of investments, and bank account information.

   . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

William Blair and the Funds each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

             This privacy statement is not part of the Prospectus.

[LOGO] WILLIAM BLAIR FUNDS


                           GROWTH FUNDS

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                           Small Cap Growth Fund

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                           International Growth Fund

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                           OTHER FUNDS

                           Value Discovery Fund

                           Income Fund

                           Ready Reserves Fund



        222 West Adams Street - Chicago, Illinois 60606 - 800.742.7272 - www.williamblairfunds.com

        William Blair & Company, L.L.C., Distributors

                    This cover is not part of the prospectus